UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2021

Item 1:	Report(s) to Shareholders.

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Bond Debenture Fund

For the six-month period ended June 30, 2021

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

53	Statement of Assets and Liabilities

55	Statement of Operations

56	Statements of Changes in Net Assets

58	Financial Highlights

62	Notes to Financial Statements

79	Supplemental Information to Shareholders

Lord Abbett Bond Debenture Fund

Semiannual Report

For the six-month period ended June 30, 2021

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Bond Debenture Fund for the six-month period ended June 30, 2021. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/21 – 6/30/21” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/21	6/30/21	1/1/21 - 6/30/21
Class A
Actual	$1,000.00	$1,030.30	$3.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76
Class C
Actual	$1,000.00	$1,027.00	$6.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$6.95
Class F
Actual	$1,000.00	$1,030.80	$3.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26
Class F3
Actual	$1,000.00	$1,031.70	$2.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.36	$2.46
Class I
Actual	$1,000.00	$1,031.40	$2.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.07	$2.76
Class P
Actual	$1,000.00	$1,028.70	$5.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01
Class R2
Actual	$1,000.00	$1,028.30	$5.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76
Class R3
Actual	$1,000.00	$1,028.80	$5.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class R4
Actual	$1,000.00	$1,030.10	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01
Class R5
Actual	$1,000.00	$1,031.40	$2.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.07	$2.76
Class R6
Actual	$1,000.00	$1,031.70	$2.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.36	$2.46

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.75% for Class A, 1.39% for Class C, 0.65% for Class F, 0.49% for Class F3, 0.55% for Class I, 1.00% for Class P, 1.15% for Class R2, 1.05% for Class R3, 0.80% for Class R4, 0.55% for Class R5 and 0.49% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2021

Sector*	%**
Agency	0.13%
Asset Backed	6.11%
Automotive	3.49%
Banking	4.33%
Basic Industry	5.68%
Capital Goods	2.85%
Consumer Goods	4.69%
Energy	11.17%
Financial Services	3.06%
Foreign Government	2.50%
Healthcare	7.05%
Insurance	1.59%
Leisure	5.55%
Media	5.19%
Mortgage Backed	3.89%
Municipal	2.53%
Real Estate	2.07%
Retail	5.08%
Services	3.00%
Technology & Electronics	9.13%
Telecommunications	2.54%
Transportation	3.36%
Utility	3.74%
Repurchase Agreements	1.06%
Money Market Funds(a)	0.19%
Time Deposits(a)	0.02%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.40%

ASSET-BACKED SECURITIES 6.56%

Automobiles 0.55%
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%		7/15/2027	$5,750	$6,176,505
Exeter Automobile Receivables Trust 2021-2A E†	2.90%		7/17/2028	23,776	23,918,223
Hertz Vehicle Financing III LP 2021-2A D†	4.34%		12/27/2027	20,000	20,105,600
Hertz Vehicle Financing LLC 2021-1A D†	3.98%		12/26/2025	30,000	30,112,650
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	58,047	58,081,155
Total					138,394,133

Credit Cards 0.27%
Genesis Sales Finance Master Trust 2021-AA A†	1.20%		12/21/2026	25,102	25,059,769
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	40,297	42,041,578
Total					67,101,347

Other 5.74%
AMMC CLO XII Ltd. 2013-12A DR†	2.862% (3 Mo. LIBOR + 2.70%	)#	11/10/2030	3,859	3,767,281
AMMC CLO XIII Ltd. 2013-13A A2LR†	1.876% (3 Mo. LIBOR + 1.70%	)#	7/24/2029	3,440	3,446,591
AMMC CLO XIII Ltd. 2013-13A B1LR†	3.776% (3 Mo. LIBOR + 3.60%	)#	7/24/2029	5,000	5,039,312
Apex Credit CLO LLC 2017-2A B†	1.985% (3 Mo. LIBOR + 1.85%	)#	9/20/2029	7,197	7,214,842
Apidos CLO XXIII 2015-23A AR†	1.404% (3 Mo. LIBOR + 1.22%	)#	4/15/2033	4,000	4,005,603
Apidos CLO XXXV 2021-35A D†	2.849% (3 Mo. LIBOR + 2.65%	)#	4/20/2034	12,070	12,070,150
Applebee’s Funding LLC/IHOP Funding LLC 2019-1A A2I†	4.194%		6/7/2049	29,593	30,463,850
Applebee’s Funding LLC/IHOP Funding LLC 2019-1A A2II†	4.723%		6/7/2049	28,994	30,747,657
Ares XLII CLO Ltd. 2017-42A D†	3.634% (3 Mo. LIBOR + 3.45%	)#	1/22/2028	6,250	6,269,190
Avant Loans Funding Trust 2021-REV1 A†	1.21%		7/15/2030	26,440	26,425,849
Avery Point VI CLO Ltd. 2015-6A CR2†	1.976% (3 Mo. LIBOR + 1.80%	)#	8/5/2027	7,000	6,993,210
Babson CLO Ltd. 2016-1A DR†	3.223% (3 Mo. LIBOR + 3.05%	)#	7/23/2030	3,000	3,006,671
Bain Capital Credit CLO 2019-2A D†	4.09% (3 Mo. LIBOR + 3.90%	)#	10/17/2032	4,740	4,750,989

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Bain Capital Credit CLO Ltd. 2017-2A BR†	1.976% (3 Mo. LIBOR + 1.80%	)#	7/25/2030	$7,000	$7,002,652
Bain Capital Credit CLO Ltd. 2021-2A C†	Zero Coupon	#(a)	7/16/2034	9,000	9,000,081
Barings CLO III Ltd. 2019-3A DR†	2.922% (3 Mo. LIBOR + 2.80%	)#	4/20/2031	11,750	11,760,904
Battalion CLO VII Ltd. 2014-7A CRR†	3.12% (3 Mo. LIBOR + 2.93%	)#	7/17/2028	1,831	1,835,717
Battalion CLO XV Ltd. 2019-16A B†	2.188% (3 Mo. LIBOR + 2.00%	)#	12/19/2032	23,286	23,347,157
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	2.184% (3 Mo. LIBOR + 2.00%	)#	1/15/2033	7,922	7,942,408
BlueMountain CLO XXVIII Ltd. 2021-28A D†	3.063% (3 Mo. LIBOR + 2.90%	)#	4/15/2034	17,280	17,281,443
Carlyle US CLO Ltd. 2019-4A B†	2.884% (3 Mo. LIBOR + 2.70%	)#	1/15/2033	15,609	15,685,463
Carlyle US CLO Ltd. 2021-1A B†	1.991% (3 Mo. LIBOR + 1.80%	)#	4/15/2034	13,250	13,249,303
Carlyle US CLO Ltd. 2021-1A C†	2.991% (3 Mo. LIBOR + 2.80%	)#	4/15/2034	17,030	17,028,626
Cedar Funding Ltd. CEDF 2017-8A D	3.44%		10/17/2030	4,395	4,426,793
Cedar Funding XIV CLO Ltd. 2021-14A C†	Zero Coupon	#(a)	7/15/2033	11,400	11,377,475
CIFC Funding Ltd. 2021-1A C†	1.936% (3 Mo. LIBOR + 1.80%	)#	4/25/2033	10,410	10,408,314
CIFC Funding Ltd. 2021-1A D†	3.086% (3 Mo. LIBOR + 2.95%	)#	4/25/2033	16,080	16,139,961
Dryden 30 Senior Loan Fund 2013-30A DR†	2.756% (3 Mo. LIBOR + 2.60%	)#	11/15/2028	18,138	17,621,058
Dryden 61 CLO Ltd. 2018-61A CR†	1.94% (3 Mo. LIBOR + 1.75%	)#	1/17/2032	17,060	17,057,707
Dryden 61 CLO Ltd. 2018-61A DR†	3.29% (3 Mo. LIBOR + 3.10%	)#	1/17/2032	20,190	20,265,500
Dryden 72 CLO Ltd. 2019-72A CR†	Zero Coupon	#(a)	5/15/2032	7,000	7,000,220
Dryden 72 CLO Ltd. 2019-72A CR†	Zero Coupon	#(a)	5/15/2032	8,500	8,504,860
Eaton Vance CLO Ltd. 2013-1A B3R†	2.334% (3 Mo. LIBOR + 2.15%	)#	1/15/2034	8,510	8,568,732
Eaton Vance CLO Ltd. 2013-1A C3R†	3.584% (3 Mo. LIBOR + 3.40%	)#	1/15/2034	14,190	14,380,979
Elmwood CLO VIII Ltd. 2021-1A C1†	2.066% (3 Mo. LIBOR + 1.95%	)#	1/20/2034	18,920	18,923,162
Elmwood CLO VIII Ltd. 2021-1A D1†	3.116% (3 Mo. LIBOR + 3.00%	)#	1/20/2034	14,190	14,193,181

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Galaxy XXI CLO Ltd. 2015-21A AR†	1.208% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	$5,311	$5,314,702
Greywolf CLO III Ltd. 2020-3RA A1R†	1.474% (3 Mo. LIBOR + 1.29%	)#	4/15/2033	20,101	20,170,429
Greywolf CLO VII Ltd. 2018-2A A1†	1.368% (3 Mo. LIBOR + 1.18%	)#	10/20/2031	10,000	10,007,500
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.326% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	5,476	5,399,059
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	1.89% (3 Mo. LIBOR + 1.70%	)#	1/17/2030	9,320	9,336,423
Harbor Park CLO Ltd. 2018-1A D†	3.088% (3 Mo. LIBOR + 2.90%	)#	1/20/2031	4,560	4,531,818
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	37,229	39,671,565
Kayne CLO 10 Ltd. 2021-10A C†	Zero Coupon	#(a)	4/23/2034	6,630	6,630,142
Kayne CLO 10 Ltd. 2021-10A D†	Zero Coupon	#(a)	4/23/2034	6,630	6,629,929
Kayne CLO 5 Ltd. 2019-5A A†	1.526% (3 Mo. LIBOR + 1.35%	)#	7/24/2032	38,000	38,047,416
Kayne CLO Ltd. 2018 1A DR†	2.834% (3 Mo. LIBOR + 2.65%	)#	7/15/2031	7,340	7,236,915
Kayne CLO Ltd. 2020-7A A1†	1.39% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	47,944	48,093,303
KKR CLO 29 Ltd-29A C†	2.141% (3 Mo. LIBOR + 2.00%	)#	1/15/2032	6,150	6,126,976
KKR CLO 33 Ltd-33A C†	2.103% (3 Mo. LIBOR + 2.00%	)#	7/20/2034	10,000	9,966,066
KKR CLO 33 Ltd-33A D†	3.203% (3 Mo. LIBOR + 3.10%	)#	7/20/2034	8,000	8,041,001
KKR CLO Ltd. 18 D†	3.79% (3 Mo. LIBOR + 3.60%	)#	7/18/2030	7,110	7,119,633
KVK CLO Ltd. 2013-A BR†	1.636% (3 Mo. LIBOR + 1.45%	)#	1/14/2028	3,567	3,569,176
Lendmark Funding Trust 2021-1A A†	1.90%		11/20/2031	28,528	28,861,932
LOGAN CLO I Ltd. 2021-1A C†	2.053% (3 Mo. LIBOR + 1.90%	)#	7/20/2034	11,000	10,999,029
Madison Park Funding XI Ltd. 2013-11A BR2†	1.623% (3 Mo. LIBOR + 1.45%	)#	7/23/2029	16,590	16,582,461
Madison Park Funding XVII Ltd. 2015-17A CR2†	2.086% (3 Mo. LIBOR + 1.90%	)#	7/21/2030	9,000	8,999,614
Marble Point CLO XVII Ltd. 2020-1A A†	1.488% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	29,415	29,448,056
Marble Point CLO XVII Ltd. 2020-1A B†	1.958% (3 Mo. LIBOR + 1.77%	)#	4/20/2033	9,348	9,379,200

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Mariner Finance Issuance Trust 2021-AA A†	1.86%		3/20/2036	$46,827	$47,128,201
Mountain View CLO 2017-1A BR†	1.934% (3 Mo. LIBOR + 1.75%	)#	10/16/2029	11,046	11,074,685
Mountain View CLO LLC 2016-1A DR†	3.886% (3 Mo. LIBOR + 3.70%	)#	4/14/2033	9,470	9,472,487
Mountain View CLO X Ltd. 2015-10A BR†	1.538% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	13,725	13,712,608
Mountain View CLO XIV Ltd. 2019-1A D†	3.968% (3 Mo. LIBOR + 3.79%	)#	4/15/2029	3,000	3,008,556
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A A1†	1.53% (3 Mo. LIBOR + 1.34%	)#	1/19/2033	12,300	12,328,679
Newark BSL CLO 2 Ltd. 2017-1A CR†	3.326% (3 Mo. LIBOR + 3.15%	)#	7/25/2030	21,000	21,078,462
Oaktree CLO Ltd. 2020-1A DR†	3.495% (3 Mo. LIBOR + 3.15%	)#	7/15/2034	18,130	18,146,846
Oaktree CLO Ltd. 2021-1A D†(b)	Zero Coupon	#(a)	7/15/2034	8,280	8,280,000
OCP CLO Ltd. 2019-16A DR†	3.338% (3 Mo. LIBOR + 3.15%	)#	4/10/2033	8,300	8,300,429
OCP CLO Ltd. 2021-21A C†	Zero Coupon	#(a)	7/20/2034	11,880	11,880,097
Octagon Investment Partners 29 Ltd. 2016-1A AR†	1.356% (3 Mo. LIBOR + 1.18%	)#	1/24/2033	15,000	15,022,500
Octagon Investment Partners 48 Ltd. 2020-3A A†	1.688% (3 Mo. LIBOR + 1.50%	)#	10/20/2031	35,000	35,113,018
Octagon Investment Partners XXI Ltd. 2014-1A CR3†	2.904% (3 Mo. LIBOR + 2.75%	)#	2/14/2031	16,100	15,994,048
OHA Credit Funding 8 Ltd. 2021-8A C†	2.088% (3 Mo. LIBOR + 1.90%	)#	1/18/2034	14,190	14,192,324
OHA Credit Funding 8 Ltd. 2021-8A D†	3.038% (3 Mo. LIBOR + 2.85%	)#	1/18/2034	11,450	11,450,800
OHA Credit Funding 9 Ltd. 2021-9A C†	Zero Coupon	#(a)	7/19/2035	13,780	13,780,059
OHA Credit Funding 9 Ltd. 2021-9A D†	Zero Coupon	#(a)	7/19/2035	12,360	12,359,947
OneMain Financial Issuance Trust 2020-2A D†	3.45%		9/14/2035	28,012	30,053,985
Palmer Square CLO Ltd. 2021-1A B†	Zero Coupon	#(a)	4/20/2034	6,630	6,630,406
Palmer Square CLO Ltd. 2021-1A C†	Zero Coupon	#(a)	4/20/2034	8,990	8,990,592
Parallel Ltd. 2017-1A A1R†	1.218% (3 Mo. LIBOR + 1.03%	)#	7/20/2029	5,000	4,994,780
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048	17,543	17,676,692
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	21,929	22,940,314
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	14,017	14,206,341

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Regatta XVI Funding Ltd. 2019-2A B†	2.234% (3 Mo. LIBOR + 2.05%	)#	1/15/2033	$31,200	$31,287,101
Regatta XVIII Funding Ltd. 2021-1A B†	1.541% (3 Mo. LIBOR + 1.45%	)#	1/15/2034	18,940	18,939,473
Regatta XVIII Funding Ltd. 2021-1A D†	2.841% (3 Mo. LIBOR + 2.75	)#	1/15/2034	18,940	18,939,947
Signal Peak CLO 4 Ltd. 2017-4A D†	3.226% (3 Mo. LIBOR + 3.05%	)#	10/26/2029	6,254	6,285,357
Sound Point CLO XI Ltd. 2016-1A DR†	3.138% (3 Mo. LIBOR + 2.95%	)#	7/20/2028	6,840	6,878,093
TCI-Flatiron CLO Ltd. 2018-1A BR†	1.577% (3 Mo. LIBOR + 1.40%	)#	1/29/2032	4,500	4,463,109
TCI-Flatiron CLO Ltd. 2018-1A CR†	1.927% (3 Mo. LIBOR + 1.75%	)#	1/29/2032	7,500	7,419,444
TCI-Flatiron CLO Ltd. 2018-1A DR†	2.927% (3 Mo. LIBOR + 2.75%	)#	1/29/2032	7,000	6,877,173
TCW CLO AMR Ltd. 2019-1A C†	2.049% (3 Mo. LIBOR + 1.89%	)#	2/15/2029	16,090	16,065,981
TCW CLO AMR Ltd. 2019-1A D†	3.146% (3 Mo. LIBOR + 2.99%	)#	2/15/2029	3,000	3,014,999
THL Credit Wind River CLO Ltd. 2018-3A D†	3.138% (3 Mo. LIBOR + 2.95%	)#	1/20/2031	1,264	1,258,024
TRP - TRIP Rail Master Funding LLC 2021-2 A†	2.15%		6/19/2051	30,338	30,481,462
TRP LLC 2021-1 A†	2.07%		6/19/2051	21,400	21,344,347
VERDE CLO Ltd. 2019-1A CR†	2.184% (3 Mo. LIBOR + 2.00%	)#	4/15/2032	5,000	5,000,247
Wellman Park CLO Ltd. 2021-1A B†	Zero Coupon	#(a)	7/15/2034	24,000	24,000,000
Wellman Park CLO Ltd. 2021-1A D†	Zero Coupon	#(a)	7/15/2034	24,250	24,375,089
West CLO Ltd. 2014-2A BR†	1.934% (3 Mo. LIBOR + 1.75%	)#	1/16/2027	4,541	4,552,250
Wind River CLO Ltd. 2021-2A D†	3.223% (3 Mo. LIBOR + 3.15%	)#	7/20/2034	7,610	7,610,000
Zaxby’s Funding LLC 2021-1A A2†	3.238%		7/30/2051	31,021	31,686,990
Total					1,435,661,178
Total Asset-Backed Securities (cost $1,634,204,884)					1,641,156,658

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Shares (000)		Fair Value
COMMON STOCKS 9.85%

Advertising 0.25%
Snap, Inc. Class A*		931	$63,455,239

Air Transportation 0.30%
Hawaiian Holdings, Inc.*(c)		2,706	65,948,924
JetBlue Airways Corp.*		578	9,701,592
Total			75,650,516

Auto Parts & Equipment 0.02%
Chassix Holdings, Inc.		607	4,552,928

Automakers 0.19%
Ford Motor Co.*		1,611	23,944,869
Harley-Davidson, Inc.		523	23,961,707
Total			47,906,576

Banking 0.22%
Goldman Sachs Group, Inc. (The)		72	27,190,668
Signature Bank		112	27,542,278
Total			54,732,946

Beverages 0.21%
Brown Forman Corp. Class B		373	27,922,344
Treasury Wine Estates Ltd.(d)	AUD	2,818	24,675,226
Total			52,597,570

Chemicals 0.22%
Celanese Corp.		183	27,759,476
CF Industries Holdings, Inc.		534	27,473,065
Total			55,232,541

Diversified Capital Goods 0.02%
UTEX Industries, Inc.		114	5,179,720

Energy: Exploration & Production 0.75%
Continental Resources, Inc.		1,012	38,482,063
Devon Energy Corp.		1,332	38,872,002
Exxon Mobil Corp.		797	50,291,981
PDC Energy, Inc.		1,314	60,154,872
Total			187,800,918

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Shares (000)		Fair Value
Environmental 0.10%
Pentair plc (United Kingdom)(e)		352	$23,753,848

Food: Wholesale 0.15%
Hershey Co. (The)		209	36,437,759

Gas Distribution 0.00%
Dommo Energia SA*(d)	BRL	710	132,811

Health Services 0.20%
Illumina, Inc.*		105	49,682,318

Investments & Miscellaneous Financial Services 0.49%
Blackstone Group, Inc. (The)		525	51,034,733
Coinbase Global, Inc. Class A*(f)		277	70,200,575
Total			121,235,308

Machinery 0.10%
KION Group AG(d)	EUR	238	25,377,945

Media: Content 0.50%
ROBLOX Corp. Class A*		1,111	99,997,653
World Wrestling Entertainment, Inc. Class A		452	26,150,476
Total			126,148,129

Medical Products 0.80%
Edwards Lifesciences Corp.*		476	49,282,024
Insulet Corp.*		174	47,857,524
Intuitive Surgical, Inc.*		57	52,759,747
Shockwave Medical, Inc.*		261	49,608,513
Total			199,507,808

Metals/Mining (Excluding Steel) 0.15%
MMC Norilsk Nickel PJSC ADR		1,101	37,576,560

Packaging 0.10%
Berry Global Group, Inc.*		390	25,427,387

Personal & Household Products 0.30%
Gibson Brands, Inc.		107	12,560,985	(g)
Pola Orbis Holdings, Inc.(d)	JPY	1,388	36,587,927
Pool Corp.		54	24,857,078
Revlon, Inc. Class A		1,798	359,308
Total			74,365,298

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Shares (000)	Fair Value
Pharmaceuticals 0.25%
Zoetis, Inc.	333	$62,003,649

Real Estate Investment Trusts 0.38%
CBRE Group, Inc. Class A*	284	24,329,746
Kilroy Realty Corp.	521	36,307,928
SL Green Realty Corp.	428	34,212,240
Total		94,849,914

Recreation & Travel 0.39%
Royal Caribbean Cruises Ltd.*	447	38,107,709
Virgin Galactic Holdings, Inc.*	1,272	58,509,240
Total		96,616,949

Restaurants 0.17%
Shake Shack, Inc. Class A*	396	42,331,012

Software/Services 2.94%
Airbnb, Inc. Class A*	441	67,516,516
Alliance Data Systems Corp.	256	26,695,249
Appian Corp.*	357	49,245,074
C3.ai, Inc. Class A*(f)	583	36,432,042
Crowdstrike Holdings, Inc. Class A*	207	52,068,165
DocuSign, Inc.*	91	25,331,838
DoorDash, Inc. Class A*	212	37,808,813
HubSpot, Inc.*	64	37,522,506
Intuit, Inc.	86	41,940,416
MAXIMUS, Inc.	269	23,683,811
MSCI, Inc.	96	51,112,777
PayPal Holdings, Inc.*	134	39,038,499
salesforce.com, Inc.*	152	37,150,780
Tyler Technologies, Inc.*	200	90,532,808
UiPath, Inc. Class A*(f)	516	35,051,880
Veeva Systems, Inc. Class A*	79	24,709,642
VMware, Inc. Class A*(f)	220	35,183,962
Zoom Video Communications, Inc. Class A*	65	25,026,134
Total		736,050,912

Specialty Retail 0.12%
Claires Holdings LLC	15	3,540,881
Deckers Outdoor Corp.*	68	26,061,838
Total		29,602,719

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments				Shares (000)		Fair Value
Support: Services 0.25%
Allfunds Group plc*(d)				EUR	1,404	$24,434,529
Equifax, Inc.					161	38,471,054
Total						62,905,583

Technology Hardware & Equipment 0.28%
NVIDIA Corp.					88	70,625,627

Transportation: Infrastructure/Services 0.00%
ACBL Holdings Corp.					45	897,940	(g)
Total Common Stocks (cost $2,363,338,561)						2,462,638,430

	Interest Rate		Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.12%

Automakers
Tesla, Inc. (cost $30,620,823)	2.00%		5/15/2024		$2,799	30,617,701

FLOATING RATE LOANS(h) 7.55%

Aerospace/Defense 0.17%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(e)	8.50% (1 Mo. LIBOR + 6.50%	)	3/6/2024		8,103	8,156,814
Alloy Finco Limited USD Holdco Term Loan PIK 13.50% (Jersey)(e)	0.50%		3/6/2025		13,127	12,798,666	(i)
TransDigm, Inc. 2020 Term Loan F	2.354% (1 Mo. LIBOR + 2.25%	)	12/9/2025		22,493	22,186,909
Total						43,142,389

Air Transportation 0.31%
American Airlines, Inc. 2017 Incremental Term Loan	2.073% (1 Mo. LIBOR + 2.00%	)	12/15/2023		33,635	32,891,267
American Airlines, Inc. Repriced TL B due 2023	2.096% (1 Mo. LIBOR + 2.00%	)	4/28/2023		23,019	22,506,846
SkyMiles IP Ltd. 2020 Skymiles Term Loan B	4.75% (3 Mo. LIBOR + 3.75%	)	10/20/2027		21,947	23,210,379
Total						78,608,492

Auto Parts & Equipment 0.07%
Truck Hero, Inc. 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	1/31/2028		16,659	16,682,596

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.08%
Triton Water Holdings, Inc. Term Loan (Spain)(e)	4.50% (3 Mo. LIBOR + 3.50%	)	3/31/2028	$21,104	$21,106,514

Building & Construction 0.08%
USIC Holdings, Inc. 2021 Term Loan	4.25% (3 Mo. LIBOR + 3.50%	)	5/12/2028	19,705	19,692,374

Building Materials 0.13%
ACProducts, Inc. 2021 Term Loan B	4.75% (6 Mo. LIBOR + 4.25%	)	5/5/2028	33,713	33,595,884

Cable & Satellite Television 0.23%
Cablevision Lightpath LLC Term Loan B	3.75% (1 Mo. LIBOR +3.25%	)	11/30/2027	9,727	9,743,585
Charter Communications Operating, LLC 2019 Term Loan B2	1.86% (1 Mo. LIBOR + 1.75%	)	2/1/2027	16,700	16,592,183
Virgin Media Bristol LLC USD Term Loan N	2.573% (1 Mo. LIBOR + 2.50%	)	1/31/2028	32,556	32,300,316
Total					58,636,084

Chemicals 0.30%
Illuminate Buyer, LLC 2021 Term Loan	3.604% (1 Mo. LIBOR 3.50%	)	6/30/2027	17,442	17,361,413
Lonza Group AG USD Term Loan B (Switzerland)(e)	–	(j)	4/29/2028	14,260	14,295,536
Messer Industries GmbH 2018 USD Term Loan	2.646% (3 Mo. LIBOR + 2.50%	)	3/1/2026	20,425	20,312,520
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(e)	2.843% - 5.00% (Prime Rate + 1.75% (1 Mo. LIBOR + 2.75%	) )	10/1/2025	23,955	23,810,798
Total					75,780,267

Consumer/Commercial/Lease Financing 0.09%
Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan	3.104% (1 Mo. LIBOR + 3.00%	)	6/15/2025	22,301	22,081,161

Diversified Capital Goods 0.01%
UTEX Industries Inc. 2020 First Out Exit Term Loan A	–	(j)	12/3/2025	657	662,417
UTEX Industries Inc. 2020 Second Out Term Loan PIK 5.75%	5.25% (1 Mo. LIBOR + 5.25%	)	12/3/2025	745	726,166
Total					1,388,583

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 0.08%
EFS Cogen Holdings I LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%	)	10/1/2027	$18,167	$18,181,811
Frontera Generation Holdings LLC 2018 Term Loan B	4.368% (3 Mo. LIBOR + 4.25%	)	5/2/2025	18,436	1,029,301
Frontera Generation Holdings LLC 2021 DIP Term Loan	14.00% (1 Mo. LIBOR + 13.00%	)	11/5/2021	1,786	1,840,045	(i)
Total					21,051,157

Electric: Integrated 0.09%
Astoria Energy LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%	)	12/10/2027	22,934	22,948,537

Electronics 0.10%
Atlas CC Acquisition Corp. Term Loan B	5.00% (3 Mo. LIBOR + 4.25%	)	4/28/2028	24,331	24,436,985

Food: Wholesale 0.12%
Chobani, LLC 2020 Term Loan B	4.50% (1 Mo. LIBOR + 3.50%	)	10/20/2027	10,783	10,826,685
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(e)	2.095% (1 Mo. LIBOR + 2.00%	)	5/1/2026	19,607	19,570,858
Total					30,397,543

Gaming 0.06%
Penn National Gaming, Inc. 2018 1st Lien Term Loan B	3.00% (1 Mo. LIBOR + 2.25%	)	10/15/2025	14,396	14,370,798

Gas Distribution 0.26%
CQP Holdco LP 2021 Term Loan B	4.25% (3 Mo. LIBOR + 3.75%	)	6/5/2028	36,294	36,194,318
NorthRiver Midstream Finance LP 2018 Term Loan B (Canada)(e)	3.452% (3 Mo. LIBOR + 3.25%	)	10/1/2025	29,134	28,925,814
Total					65,120,132

Health Facilities 0.22%
Heartland Dental, LLC 2018 1st Lien Term Loan	3.604% (1 Mo. LIBOR + 3.50%	)	4/30/2025	22,186	21,970,089
Select Medical Corporation 2017 Term Loan B	2.36% (1 Mo. LIBOR + 2.25%	)	3/6/2025	33,463	33,212,259
Total					55,182,348

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Services 0.64%
Da Vinci Purchaser Corp. 2019 Term Loan	5.00% (3 Mo. LIBOR + 4.00%	)	1/8/2027	$18,819	$18,903,942
Global Medical Response, Inc. 2020 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%	)	10/2/2025	26,932	27,083,680
National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan(k)	3.75%		3/2/2028	1,493	1,496,832
National Mentor Holdings, Inc. 2021 Term Loan	4.50% (1 Mo. LIBOR + 3.75% (3 Mo. LIBOR + 3.75%	) )	2/18/2028	32,227	32,318,979
National Mentor Holdings, Inc. 2021 Term Loan C	4.75% (3 Mo. LIBOR + 3.75%	)	3/2/2028	1,013	1,015,490
Parexel International Corporation Term Loan B	2.845% (1 Mo. LIBOR + 2.75%	)	9/27/2024	17,041	16,968,076
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	3.854% (1 Mo. LIBOR + 3.75%	)	11/16/2025	37,872	37,828,783
U.S. Renal Care, Inc. 2019 Term Loan B	5.104% (1 Mo. LIBOR + 5.00%	)	6/26/2026	24,891	25,020,335
Total					160,636,117

Hotels 0.12%
Four Seasons Hotels Limited New 1st Lien Term Loan (Canada)(e)	2.104% (1 Mo. LIBOR + 2.00%	)	11/30/2023	30,269	30,208,422

Insurance Brokerage 0.07%
Hub International Limited 2018 Term Loan B	2.926% (3 Mo. LIBOR + 2.75%	)	4/25/2025	16,744	16,578,381

Investments & Miscellaneous Financial Services 0.29%
HighTower Holdings LLC 2021 Delayed Draw Term Loan(k)	–	(j)	4/30/2028	7,262	7,288,067
HighTower Holdings LLC 2021 Term Loan B	4.75% (3 Mo. LIBOR + 4.00%	)	4/30/2028	29,049	29,152,258
Hudson River Trading LLC 2021 Term Loan	3.104% (1 Mo. LIBOR + 3.00%	)	3/20/2028	36,087	36,019,421
Total					72,459,746

Machinery 0.09%
Vertical Midco GmbH USD Term Loan B (Germany)(e)	4.478% (6 Mo. LIBOR + 4.25%	)	7/30/2027	22,466	22,526,720

Managed Care 0.08%
MedRisk, Inc. 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	5/10/2028	18,779	18,811,499

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media: Content 0.20%
Nexstar Broadcasting, Inc. 2018 Term Loan B3	2.345% (1 Mo. LIBOR + 2.25%	)	1/17/2024	$20,672	$20,621,494
Univision Communications Inc. 2021 Term Loan B	–	(j)	5/5/2028	28,368	28,308,650
Total					48,930,144

Personal & Household Products 0.30%
Coty Inc. 2018 USD Term Loan B	2.331% (1 Mo. LIBOR + 2.25%	)	4/7/2025	34,809	33,586,651
FGI Operating Company, LLC Exit Term Loan	12.00% (3 Mo. LIBOR + 10.00%	)	5/16/2022	961	120,596	(i)
Revlon Consumer Products Corporation 2020 Term Loan B2	4.25% (3 Mo. LIBOR + 3.50%	)	6/30/2025	25,550	19,540,612
TGP Holdings III, LLC 2018 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.00%	)	9/25/2024	21,015	21,061,356
Total					74,309,215

Rail 0.09%
Genesee & Wyoming Inc. (New) Term Loan	2.147% (3 Mo. LIBOR + 2.00%	)	12/30/2026	23,118	22,988,022

Recreation & Travel 0.22%
Alterra Mountain Company Term Loan B1	2.854% (1 Mo. LIBOR + 2.75%	)	7/31/2024	18,807	18,618,515
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)(e)	3.50% (1 Mo. LIBOR + 2.50%	)	2/1/2024	16,211	16,163,862
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(e)	3.397% (3 Mo. LIBOR + 3.25%	)	11/12/2026	2,481	2,407,689
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(e)	3.397% (3 Mo. LIBOR + 3.25%	)	11/12/2026	18,771	18,219,491
Total					55,409,557

Restaurants 0.24%
IRB Holding Corp 2020 Term Loan B	3.75% (6 Mo. LIBOR +2.75%	)	2/5/2025	28,933	28,917,994
Panera Bread Company Term Loan A	2.375% (1 Mo. LIBOR + 2.25%	)	7/18/2022	31,398	30,867,950
Total					59,785,944

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Software/Services 0.91%
Cornerstone OnDemand, Inc. 2021 Term Loan B	3.341% (1 Mo. LIBOR + 3.25%	)	4/22/2027		$14,577	$14,592,811
LogMeIn, Inc. Term Loan B	4.827% (1 Mo. LIBOR + 4.75%	)	8/31/2027		64,523	64,498,103
Magenta Buyer LLC 2021 USD 1st Lien Term Loan	–	(j)	5/3/2028		22,809	22,829,197
Peraton Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	2/1/2028		24,115	24,227,063
Polaris Newco LLC USD Term Loan B	4.50% (6 Mo. LIBOR + 4.00%	)	6/2/2028		29,484	29,607,362
RealPage, Inc 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 3.25%	)	4/24/2028		25,085	25,039,173
Tibco Software Inc. 2020 Term Loan B3	3.86% (1 Mo. LIBOR + 3.75%	)	6/30/2026		30,916	30,877,595
Ultimate Software Group, Inc.(The) Term Loan B	3.854% (1 Mo. LIBOR + 3.75%	)	5/4/2026		15,977	16,007,373
Total						227,678,677

Specialty Retail 0.62%
Birkenstock GmbH & Co. KG USD Term Loan B (Germany)(e)	4.25% (3 Mo. LIBOR + 3.75%	)	4/27/2028		16,935	16,963,200
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	2.073% (1 Mo. LIBOR + 2.00%	)	2/3/2024		13,177	13,192,646
Claire’s Stores, Inc. 2019 Term Loan B	6.604% (1 Mo. LIBOR + 6.50%	)	12/18/2026		11,646	11,252,721
CWGS Group, LLC 2021 Term Loan B	3.25% (1 Mo. LIBOR + 2.50%	)	6/3/2028		2,593	2,573,428
Foundation Building Materials Holding Company LLC 2021 Term Loan	3.75% (3 Mo. LIBOR + 3.25%	)	2/3/2028		12,047	11,980,374
Mavis Tire Express Services Corp. 2021 Term Loan B	4.75% (3 Mo. LIBOR + 4.00%	)	5/4/2028		27,261	27,381,742
Michaels Companies, Inc. 2021 Term Loan B	5.00% (3 Mo. LIBOR + 4.25%	)	4/15/2028		13,595	13,668,664
Park River Holdings Inc Term Loan	4.00% (3 Mo. LIBOR + 3.25%	)	12/28/2027		13,192	13,142,653
Petco Health and Wellness Company, Inc. 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.25%	)	3/3/2028		28,483	28,457,697
Winterfell Financing Sarl EUR Term Loan B(d)	3.50% (3 Mo. EURIBOR + 3.50%	)	5/4/2028	EUR	14,427	17,049,865
Total						155,662,990

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Support: Services 0.97%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B	4.25% (1 Mo. LIBOR + 3.75%	)	5/12/2028	$23,487	$23,582,014
Avis Budget Car Rental, LLC 2020 Term Loan B	2.36% (1 Mo. LIBOR + 2.25%	)	8/6/2027	22,645	22,276,612
Brown Group Holding, LLC Term Loan B	3.25% (3 Mo. LIBOR + 2.75%	)	6/7/2028	23,400	23,306,242
CoreLogic, Inc. Term Loan	4.00% (1 Mo. LIBOR + 3.50%	)	6/2/2028	31,431	31,387,550
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	7.188% (3 Mo. LIBOR + 7.00%	)	4/10/2026	23,707	24,132,087
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.397% (3 Mo. LIBOR + 3.25%	)	10/20/2025	29,024	28,347,860
Pike Corporation 2021 Incremental Term Loan B	3.11% (1 Mo. LIBOR + 3.00%	)	1/21/2028	10,382	10,376,073
Rent-A-Center, Inc. 2021 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%	)	2/17/2028	8,410	8,431,471
Sabre GLBL Inc. 2020 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%	)	12/17/2027	21,721	21,893,361
Team Health Holdings, Inc. 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 2.75%	)	2/6/2024	22,496	21,914,439
Trans Union, LLC 2019 Term Loan B5	1.854% (1 Mo. LIBOR + 1.75%	)	11/16/2026	11,408	11,344,665
WEX Inc. 2021 Term Loan	2.354% (1 Mo. LIBOR + 2.25%	)	3/31/2028	15,806	15,711,754
Total					242,704,128

Technology Hardware & Equipment 0.12%
Atlas CC Acquisition Corp. Term Loan C	6.00% (3 Mo. LIBOR + 4.25%	)	4/28/2028	4,949	4,970,234
Delta TopCo, Inc. 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%	)	12/1/2027	24,138	24,223,544
Total					29,193,778

Theaters & Entertainment 0.19%
AMC Entertainment Holdings, Inc. 2019 Term Loan B	3.086% (1 Mo. LIBOR + 3.00%	)	4/22/2026	49,731	46,855,840
Total Floating Rate Loans (cost $1,874,553,538)					1,888,961,024

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 2.62%

Angola 0.24%
Republic of Angola†(e)	9.125%	11/26/2049		$31,472	$32,313,184
Republic of Angola†(e)	9.375%	5/8/2048		27,128	28,419,428
Total					60,732,612

Australia 0.12%
Australian Government(d)	4.25%	4/21/2026	AUD	33,642	29,429,246

Bermuda 0.11%
Bermuda Government International Bond†	2.375%	8/20/2030		$14,545	14,581,363
Bermuda Government International Bond†	3.375%	8/20/2050		12,887	13,071,284
Total					27,652,647

Costa Rica 0.26%
Costa Rica Government International Bond†(e)	7.158%	3/12/2045		62,058	65,006,376

Egypt 0.20%
Arab Republic of Egypt†(e)	5.577%	2/21/2023		47,734	50,241,228

Ghana 0.15%
Republic of Ghana†(e)	6.375%	2/11/2027		37,965	38,238,728

Ivory Coast 0.11%
Ivory Coast Government International Bond†(d)	5.875%	10/17/2031	EUR	22,313	28,510,756

Kenya 0.34%
Republic of Kenya†(e)	7.25%	2/28/2028		$40,576	44,931,834
Republic of Kenya†(e)	8.25%	2/28/2048		36,972	40,789,359
Total					85,721,193

Mongolia 0.19%
Development Bank of Mongolia LLC†(e)	7.25%	10/23/2023		31,219	33,740,804
Republic of Mongolia†(e)	5.125%	4/7/2026		13,414	14,354,684
Total					48,095,488

Nigeria 0.20%
Republic of Nigeria†(e)	6.50%	11/28/2027		47,362	50,340,643

Oman 0.07%
Oman Sovereign Sukuk Co.†(e)	4.875%	6/15/2030		16,180	16,627,862

Pakistan 0.10%
Pakistan Government International Bond†(e)	6.875%	12/5/2027		24,615	25,634,578

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Philippines 0.14%
Philippine Government International Bond(e)(b)	3.20%	7/6/2046		$33,610	$33,777,769

Senegal 0.10%
Senegal Government International Bond†(d)	5.375%	6/8/2037	EUR	21,076	24,640,997

Sri Lanka 0.11%
Republic of Sri Lanka†(e)	5.875%	7/25/2022		$31,259	26,570,150

United Arab Emirates 0.18%
Abu Dhabi Government International†(e)	3.125%	5/3/2026		40,836	44,686,263
Total Foreign Government Obligations (cost $619,814,451)					655,906,536

CORPORATE BONDS 64.57%

Advertising 0.51%
Arches Buyer, Inc.†	4.25%	6/1/2028		23,790	23,556,263
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028		15,940	16,717,952
Clear Channel Worldwide Holdings, Inc.†	5.125%	8/15/2027		18,997	19,524,831
Match Group Holdings II LLC†	5.00%	12/15/2027		22,260	23,475,730
Viterra Finance BV (Netherlands)†(e)	2.00%	4/21/2026		44,671	44,770,330
Total					128,045,106

Aerospace/Defense 0.97%
Bombardier, Inc. (Canada)†(e)	7.125%	6/15/2026		23,796	24,944,157
Carrier Global Corp.	2.70%	2/15/2031		25,447	26,243,421
Raytheon Technologies Corp.	4.125%	11/16/2028		31,099	35,805,783
TransDigm, Inc.	5.50%	11/15/2027		93,082	97,154,337
TransDigm, Inc.†	6.25%	3/15/2026		36,017	38,042,956
TransDigm, Inc.	6.375%	6/15/2026		19,375	20,096,138
Total					242,286,792

Agency 0.13%
Temasek Financial I Ltd. (Singapore)†(e)	2.50%	10/6/2070		32,855	31,977,118

Air Transportation 1.45%
Alaska Airlines 2020-1 Class A Pass Through Trust†	4.80%	8/15/2027		24,483	27,152,929
American Airlines Group, Inc.†	5.00%	6/1/2022		34,394	34,480,673
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029		31,026	33,585,645
Azul Investments LLP†	5.875%	10/26/2024		43,338	42,302,438
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(e)	4.25%	11/15/2032		6,019	6,500,401
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/2024		22,520	23,841,251

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Air Transportation (continued)
Delta Air Lines, Inc.†	7.00%	5/1/2025		$44,594	$52,071,224
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028		29,268	32,562,581
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026		21,092	22,671,186
JetBlue 2019-1 Class A Pass Through Trust	2.95%	5/15/2028		12,646	12,614,958
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027		36,232	39,936,722
United Airlines 2020-1 Class A Pass Through Trust	5.875%	10/15/2027		18,544	20,614,670
United Airlines, Inc.†	4.625%	4/15/2029		12,966	13,436,017
Total					361,770,695

Auto Loans 0.76%
Ford Motor Co.	4.75%	1/15/2043		57,260	60,910,325
Ford Motor Credit Co. LLC	4.00%	11/13/2030		45,275	47,482,156
General Motors Financial Co., Inc.	2.70%	6/10/2031		36,578	36,787,404
General Motors Financial Co., Inc.	5.25%	3/1/2026		24,966	28,849,344
Mclaren Finance plc(d)	5.00%	8/1/2022	GBP	12,283	16,912,065
Total					190,941,294

Auto Parts & Equipment 0.61%
Adient Global Holdings Ltd.†	4.875%	8/15/2026		$19,500	20,094,360
Allison Transmission, Inc.†	3.75%	1/30/2031		44,553	43,845,498
Antofagasta plc (Chile)†(e)	2.375%	10/14/2030		19,294	18,613,887
Clarios Global LP/Clarios US Finance Co.†	8.50%	5/15/2027		25,080	27,373,566
Lear Corp.	3.80%	9/15/2027		10,242	11,298,818
Lear Corp.	4.25%	5/15/2029		17,051	19,211,331
Lear Corp.	5.25%	5/15/2049		9,075	11,476,376
Total					151,913,836

Automakers 1.54%
BMW US Capital LLC†	4.15%	4/9/2030		32,668	38,145,392
Ford Motor Co.	5.291%	12/8/2046		7,709	8,619,780
Ford Motor Co.	6.625%	10/1/2028		6,986	8,345,930
Ford Motor Co.	7.45%	7/16/2031		3,889	5,118,896
Ford Motor Co.	9.00%	4/22/2025		77,761	95,968,349
Ford Motor Co.	9.625%	4/22/2030		22,491	32,303,936
General Motors Co.	6.125%	10/1/2025		22,600	26,769,687
Mclaren Finance plc. (United Kingdom)†(e)	5.75%	8/1/2022		7,682	7,686,033
Tesla, Inc.†	5.30%	8/15/2025		111,041	114,915,220

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Automakers (continued)
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025		$25,463	$27,489,931
Volkswagen Group of America Finance LLC†	3.75%		5/13/2030		17,706	19,888,643
Total						385,251,797

Banking 3.96%
ABN AMRO Bank NV (Netherlands)†(e)	4.75%		7/28/2025		31,461	35,317,112
AIB Group plc (Ireland)†(e)	4.263% (3 Mo. LIBOR + 1.87%	)#	4/10/2025		16,837	18,155,008
Akbank TAS (Turkey)†(e)	6.80% (5 Yr. Swap rate + 6.02%	)#	6/22/2031		35,520	35,519,751
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(e)	5.50% (5 Yr Treasury CMT + 4.55%	)#	10/26/2031		35,829	37,026,656
Ally Financial, Inc.	8.00%		11/1/2031		27,043	38,895,369
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(e)	6.75% (USD Swap + 5.17%	)#	–	(l)	19,074	22,439,893
Banco Latinoamericano de Comercio Exterior SA (Panama)†(e)	2.375%		9/14/2025		21,476	22,044,792
Banco Mercantil del Norte SA†	7.625% (10 Yr Treasury CMT + 5.35%	)#	–	(l)	17,928	20,379,654
Bangkok Bank pcl (Hong Kong)†(e)	5.00% (5 Yr Treasury CMT + 4.73%	)#	–	(l)	34,604	36,556,704
Bank of America Corp.	4.45%		3/3/2026		19,634	22,310,142
Bank of Ireland Group plc (Ireland)†(e)	4.50%		11/25/2023		31,384	33,958,768
BankUnited, Inc.	4.875%		11/17/2025		24,313	27,691,862
CIT Bank NA	2.969% (SOFR + 1.72%	)#	9/27/2025		16,827	17,657,581
Citigroup, Inc.	4.45%		9/29/2027		13,296	15,201,911
Fifth Third Bancorp	8.25%		3/1/2038		8,042	13,446,598
Global Bank Corp. (Panama)†(e)	5.25% (3 Mo. LIBOR + 3.30%	)#	4/16/2029		33,093	34,764,196
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		13,667	14,873,494
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025		18,995	21,249,017
Home BancShares, Inc.	5.625% (3 Mo. LIBOR + 3.58%	)#	4/15/2027		19,481	19,991,414
Huntington Bancshares, Inc.	5.70% (3 Mo. LIBOR + 2.88%	)#	–	(l)	15,381	15,996,240
ING Groep NV (Netherlands)(e)	5.75% (5 Yr Treasury CMT + 4.34%	)#	–	(l)	43,461	48,173,694
Intesa Sanpaolo SpA (Italy)†(e)	4.198%		6/1/2032		35,367	36,315,981
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028		11,994	13,194,535

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
JPMorgan Chase & Co.	6.10% (3 Mo. LIBOR + 3.33%	)#	–	(l)	$12,752	$13,955,470
Kookmin Bank (South Korea)†(e)	1.75%		5/4/2025		22,600	23,014,423
Macquarie Bank Ltd. (United Kingdom)†(e)	6.125% (5 Yr. Swap rate + 3.70%	)#	–	(l)	32,254	35,304,745
Morgan Stanley	3.125%		7/27/2026		18,976	20,579,793
Morgan Stanley	3.625%		1/20/2027		12,804	14,209,097
OneMain Finance Corp.	4.00%		9/15/2030		43,238	42,913,715
Popular, Inc.	6.125%		9/14/2023		15,922	17,237,157
SVB Financial Group	3.125%		6/5/2030		19,534	20,827,953
SVB Financial Group	4.10% (10 Yr Treasury CMT + 3.06%	)#	–	(l)	21,628	21,952,312
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	6.50%		1/8/2026		58,041	59,610,719
UniCredit SpA (Italy)†(e)	5.861% (USD Swap + 3.70%	)#	6/19/2032		27,137	29,998,325
United Overseas Bank Ltd. (Singapore)†(e)	2.00% (5 Yr Treasury CMT + 1.23%	)#	10/14/2031		26,650	26,693,173
US Bancorp	3.00%		7/30/2029		13,452	14,587,450
Washington Mutual Bank(m)	6.875%		6/15/2011		22,500	2,250	(n)
Webster Financial Corp.	4.10%		3/25/2029		27,684	30,613,572
Western Alliance Bancorp	3.00% (SOFR + 2.25%	)#	6/15/2031		17,415	17,578,536
Total						990,239,062

Beverages 0.53%
Bacardi Ltd.†	2.75%		7/15/2026		23,151	24,142,807
Bacardi Ltd.†	4.70%		5/15/2028		32,381	37,747,144
Brown-Forman Corp.	4.50%		7/15/2045		18,174	23,457,750
Suntory Holdings Ltd. (Japan)†(e)	2.25%		10/16/2024		44,835	46,515,682
Total						131,863,383

Brokerage 0.11%
Charles Schwab Corp. (The)	5.375% (5 Yr Treasury CMT + 4.97%	)#	–	(l)	23,820	26,387,796

Building & Construction 0.81%
Beazer Homes USA, Inc.	7.25%		10/15/2029		15,808	17,608,847
Cellnex Finance Co. S.A.(b)	3.875%		7/7/2041		16,938	16,907,681
D.R. Horton, Inc.	2.60%		10/15/2025		10,508	11,081,729
Fluor Corp.	4.25%		9/15/2028		40,545	41,203,856
ITR Concession Co. LLC†	5.183%		7/15/2035		7,658	8,800,977

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Building & Construction (continued)
NVR, Inc.	3.00%	5/15/2030		$51,660	$54,856,945
PulteGroup, Inc.	6.375%	5/15/2033		27,646	36,606,345
Toll Brothers Finance Corp.	4.875%	3/15/2027		12,916	14,698,021
Total					201,764,401

Building Materials 0.64%
Allegion plc (Ireland)(e)	3.50%	10/1/2029		11,813	12,856,707
Ferguson Finance plc (United Kingdom)†(e)	3.25%	6/2/2030		30,527	33,016,223
Lennox International, Inc.	1.70%	8/1/2027		18,081	18,094,199
Masonite International Corp.†	5.375%	2/1/2028		15,053	16,000,812
Owens Corning, Inc.	4.30%	7/15/2047		26,681	31,085,757
Owens Corning, Inc.	4.40%	1/30/2048		15,778	18,735,373
Vertical Holdco GmbH†(d)	6.625%	7/15/2028	EUR	10,503	13,296,567
Vulcan Materials Co.	4.50%	6/15/2047		$14,595	17,727,052
Total					160,812,690

Cable & Satellite Television 1.61%
Cable One, Inc.†	4.00%	11/15/2030		33,897	34,066,485
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027		58,655	61,596,548
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026		30,493	31,587,851
CSC Holdings LLC†	5.50%	4/15/2027		27,834	29,299,182
CSC Holdings LLC†	5.75%	1/15/2030		23,298	24,229,920
CSC Holdings LLC†	6.50%	2/1/2029		13,352	14,805,499
DISH DBS Corp.	7.75%	7/1/2026		59,161	67,073,784
LCPR Senior Secured Financing DAC (Ireland)†(e)	6.75%	10/15/2027		15,074	16,286,628
Radiate Holdco LLC/Radiate Finance, Inc.†	4.50%	9/15/2026		10,439	10,831,245
Radiate Holdco LLC/Radiate Finance, Inc.†	6.50%	9/15/2028		22,978	24,172,971
UPC Broadband Finco BV (Netherlands)†(e)	4.875%	7/15/2031		54,021	54,212,775
Ziggo BV (Netherlands)†(e)	5.50%	1/15/2027		33,508	34,900,257
Total					403,063,145

Chemicals 0.72%
CF Industries, Inc.†	4.50%	12/1/2026		23,920	27,480,055
Chemours Co. (The)†	5.75%	11/15/2028		21,661	23,199,364
FMC Corp.	3.45%	10/1/2029		13,468	14,693,250
Ingevity Corp.†	3.875%	11/1/2028		24,547	24,394,563
OCP SA (Morocco)†(e)	3.75%	6/23/2031		24,547	24,847,701
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		16,648	17,245,330
Tronox, Inc.†	4.625%	3/15/2029		19,738	19,959,855
Yingde Gases Investment Ltd. (Hong Kong)†(e)	6.25%	1/19/2023		27,120	27,817,285
Total					179,637,403

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing 1.26%
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.25%		4/15/2026		$9,401	$10,195,623
CIT Group, Inc.	6.125%		3/9/2028		49,745	60,873,703
Nationstar Mortgage Holdings, Inc.†	5.125%		12/15/2030		15,239	15,193,283
Navient Corp.	6.125%		3/25/2024		31,847	34,470,556
Navient Corp.	6.75%		6/25/2025		33,898	37,574,577
Navient Corp.	6.75%		6/15/2026		9,624	10,762,038
OneMain Finance Corp.	7.125%		3/15/2026		27,085	31,580,026
Quicken Loans LLC†	5.25%		1/15/2028		15,000	15,768,750
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%		3/1/2029		23,679	23,430,489
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.875%		3/1/2031		15,128	15,260,219
Triton Container International Ltd.†	2.05%		4/15/2026		31,623	31,819,632
Triton Container International Ltd.†	3.15%		6/15/2031		18,102	18,223,435
USAA Capital Corp.†	2.125%		5/1/2030		9,025	9,137,902
Total						314,290,233

Department Stores 0.38%
Kohl’s Corp.	5.55%		7/17/2045		31,872	38,208,202
Macy’s Retail Holdings LLC	4.50%		12/15/2034		15,385	14,548,594
Macy’s Retail Holdings LLC†	5.875%		4/1/2029		16,290	17,539,606
Nordstrom, Inc.†	4.25%		8/1/2031		22,659	23,626,615
Total						93,923,017

Discount Stores 0.81%
Amazon.com, Inc.	3.15%		8/22/2027		28,837	31,879,748
Amazon.com, Inc.	4.25%		8/22/2057		20,632	26,482,502
Amazon.com, Inc.	4.80%		12/5/2034		28,691	37,046,767
Amazon.com, Inc.	5.20%		12/3/2025		53,869	63,242,412
Costco Wholesale Corp.	1.75%		4/20/2032		22,489	22,172,317
Dollar General Corp.	3.50%		4/3/2030		19,674	21,635,122
Total						202,458,868

Diversified Capital Goods 0.61%
Dover Corp.	2.95%		11/4/2029		17,664	19,015,600
General Electric Co.	3.449% (3 Mo. LIBOR + 3.33%	)#	–	(l)	24,035	23,584,344
Hillman Group, Inc. (The)†	6.375%		7/15/2022		16,692	16,723,715
Leggett & Platt, Inc.	4.40%		3/15/2029		31,431	35,980,489
Madison IAQ LLC†	4.125%		6/30/2028		22,625	22,879,531
Siemens Financieringsmaatschappij NV (Netherlands)†(e)	3.25%		5/27/2025		13,036	14,166,904
Westinghouse Air Brake Technologies Corp.	3.45%		11/15/2026		17,989	19,330,448
Total						151,681,031

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Distribution/Transportation 0.19%
Atlantic City Electric Co.	4.00%	10/15/2028	$13,493	$15,387,437
Empresa de Transmision Electrica SA (Panama)†(e)	5.125%	5/2/2049	14,430	16,073,793
Monongahela Power Co.†	3.55%	5/15/2027	13,657	15,074,241
Total				46,535,471

Electric: Generation 1.56%
Calpine Corp.†	3.75%	3/1/2031	22,848	21,789,566
Calpine Corp.†	4.625%	2/1/2029	39,661	39,103,565
Calpine Corp.†	5.00%	2/1/2031	21,862	21,796,414
Calpine Corp.†	5.125%	3/15/2028	19,268	19,632,454
Clearway Energy Operating LLC†	4.75%	3/15/2028	8,966	9,416,183
DPL, Inc.	4.35%	4/15/2029	17,956	19,510,720
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	46,654	49,435,978
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	19,300	20,924,095
NRG Energy, Inc.	5.75%	1/15/2028	52,435	56,001,891
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	13,891	14,845,923
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	10,681	11,083,674
TerraForm Power Operating LLC†	4.75%	1/15/2030	23,615	24,233,005
TerraForm Power Operating LLC†	5.00%	1/31/2028	7,569	8,036,688
Topaz Solar Farms LLC†	5.75%	9/30/2039	63,601	73,915,047
Total				389,725,203

Electric: Integrated 1.75%
AES Corp. (The)†	2.45%	1/15/2031	18,063	17,901,269
Arizona Public Service Co.	2.95%	9/15/2027	13,385	14,513,356
Ausgrid Finance Pty Ltd. (Australia)†(e)	4.35%	8/1/2028	13,786	15,532,751
Black Hills Corp.	4.35%	5/1/2033	13,491	15,731,722
El Paso Electric Co.	5.00%	12/1/2044	20,062	24,350,724
Electricite de France SA (France)†(e)	3.625%	10/13/2025	13,500	14,856,160
Electricite de France SA (France)†(e)	4.50%	9/21/2028	14,507	16,913,858
Enel Finance International NV (Netherlands)†(e)	2.65%	9/10/2024	28,508	29,985,869
Enel Finance International NV (Netherlands)†(e)	3.50%	4/6/2028	45,048	49,391,947
Entergy Arkansas LLC	4.00%	6/1/2028	18,151	20,647,734
Entergy Arkansas LLC	4.95%	12/15/2044	16,883	18,482,568
FirstEnergy Corp.	4.40%	7/15/2027	50,740	55,236,004
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	12,008	12,693,116
Indianapolis Power & Light Co.†	4.05%	5/1/2046	24,503	28,467,043
Louisville Gas & Electric Co.	4.375%	10/1/2045	15,039	17,851,027
PG&E Corp.	5.00%	7/1/2028	39,137	39,623,669

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)
Puget Energy, Inc.	4.10%	6/15/2030	$26,265	$29,443,756
Union Electric Co.	2.625%	3/15/2051	17,622	16,905,207
Total				438,527,780

Electronics 1.10%
Amphenol Corp.	2.05%	3/1/2025	13,443	13,996,922
Amphenol Corp.	2.80%	2/15/2030	31,417	33,249,222
Flex Ltd.	4.875%	5/12/2030	21,657	25,165,089
FLIR Systems, Inc.	2.50%	8/1/2030	18,054	18,212,248
KLA Corp.	4.10%	3/15/2029	29,229	33,794,908
Lam Research Corp.	4.875%	3/15/2049	17,958	24,291,701
Microchip Technology, Inc.	4.25%	9/1/2025	19,750	20,740,760
Micron Technology, Inc.	5.327%	2/6/2029	25,257	30,547,289
NVIDIA Corp.	3.20%	9/16/2026	29,939	32,965,278
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(e)	3.40%	5/1/2030	16,808	18,371,558
SK Hynix, Inc. (South Korea)†(e)	2.375%	1/19/2031	23,537	22,967,278
Total				274,302,253

Energy: Exploration & Production 6.40%
Antero Resources Corp.†	5.375%	3/1/2030	22,664	23,159,888
Apache Corp.	4.25%	1/15/2030	56,277	59,450,460
Apache Corp.	4.375%	10/15/2028	25,022	26,670,700
Apache Corp.	4.75%	4/15/2043	12,369	12,887,323
Apache Corp.	5.10%	9/1/2040	17,064	17,895,870
California Resources Corp.†	7.125%	2/1/2026	33,958	35,780,186
Callon Petroleum Co.	6.375%	7/1/2026	27,165	26,046,889
Callon Petroleum Co.†(b)	8.00%	8/1/2028	13,348	13,514,850
Centennial Resource Production LLC†	5.375%	1/15/2026	28,273	27,789,532
Centennial Resource Production LLC†	6.875%	4/1/2027	59,083	60,503,355
Comstock Resources, Inc.†	6.75%	3/1/2029	21,722	23,166,079
Continental Resources, Inc.	4.375%	1/15/2028	39,755	44,091,873
Continental Resources, Inc.†	5.75%	1/15/2031	48,840	58,546,950
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%	6/15/2031	41,314	43,100,417
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	22,690	23,860,917
Diamondback Energy, Inc.	3.50%	12/1/2029	41,408	44,365,527
Diamondback Energy, Inc.	4.40%	3/24/2051	55,492	62,646,768
Diamondback Energy, Inc.	4.75%	5/31/2025	7,831	8,825,689
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	15,868	16,536,122
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	18,862	20,138,392

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
EQT Corp.†	3.625%	5/15/2031	$12,175	$12,723,606
EQT Corp.	7.625%	2/1/2025	28,591	33,388,284
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	6,955	7,260,359
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	20,513	21,769,421
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	21,789	23,210,841
Indigo Natural Resources LLC†	5.375%	2/1/2029	15,763	16,492,669
Laredo Petroleum, Inc.	10.125%	1/15/2028	59,451	65,455,551
Matador Resources Co.	5.875%	9/15/2026	13,543	13,967,573
MEG Energy Corp. (Canada)†(e)	5.875%	2/1/2029	31,876	33,275,994
MEG Energy Corp. (Canada)†(e)	7.125%	2/1/2027	73,996	79,029,948
Murphy Oil Corp.	5.875%	12/1/2027	20,084	20,990,291
Murphy Oil Corp.	6.375%	7/15/2028	28,679	30,276,420
Occidental Petroleum Corp.	3.50%	8/15/2029	37,333	37,516,678
Occidental Petroleum Corp.	4.40%	8/15/2049	18,212	17,508,197
Occidental Petroleum Corp.	6.125%	1/1/2031	75,946	89,447,680
Occidental Petroleum Corp.	6.625%	9/1/2030	15,011	18,031,964
Occidental Petroleum Corp.	7.50%	5/1/2031	8,440	10,645,288
Occidental Petroleum Corp.	8.875%	7/15/2030	15,000	20,080,425
OGX Austria GmbH (Brazil)†(m)(e)	8.50%	6/1/2018	20,000	400
Ovintiv, Inc.	6.50%	8/15/2034	10,345	13,678,676
Ovintiv, Inc.	6.50%	2/1/2038	25,340	33,790,444
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	11,076	11,999,240
PDC Energy, Inc.	5.75%	5/15/2026	52,334	54,737,701
Range Resources Corp.	4.875%	5/15/2025	21,064	21,827,570
Range Resources Corp.	5.00%	3/15/2023	16,995	17,633,757
Range Resources Corp.†	8.25%	1/15/2029	21,000	23,704,065
SM Energy Co.	5.625%	6/1/2025	10,000	9,912,500
SM Energy Co.	6.625%	1/15/2027	39,595	40,763,052
SM Energy Co.	6.75%	9/15/2026	40,063	40,814,181
Southwestern Energy Co.	6.45%	1/23/2025	39,845	44,190,695
Southwestern Energy Co.	7.75%	10/1/2027	16,397	17,811,159
Southwestern Energy Co.	8.375%	9/15/2028	26,583	30,074,677
Texaco Capital, Inc.	8.625%	11/15/2031	11,023	17,511,987
Viper Energy Partners LP†	5.375%	11/1/2027	20,779	21,705,847
Total				1,600,204,927

Environmental 0.08%
Waste Pro USA, Inc.†	5.50%	2/15/2026	18,300	18,955,872

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug Retailers 0.30%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	$10,224	$10,706,573
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	17,549	18,738,471
Rite Aid Corp.	7.70%	2/15/2027	22,549	21,509,942
Rite Aid Corp.†	8.00%	11/15/2026	22,572	22,938,908
Total				73,893,894

Food: Wholesale 2.16%
Arcor SAIC (Argentina)†(e)	6.00%	7/6/2023	24,968	24,780,740
Campbell Soup Co.	3.125%	4/24/2050	42,475	41,383,299
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	25,074	26,137,388
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(e)	5.625%	8/15/2026	18,758	19,338,560
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	50,781	55,859,100
Kraft Heinz Foods Co.	4.375%	6/1/2046	72,003	81,725,915
Kraft Heinz Foods Co.	4.875%	10/1/2049	35,444	43,120,702
Kraft Heinz Foods Co.	5.00%	6/4/2042	28,714	35,128,555
Kraft Heinz Foods Co.	5.20%	7/15/2045	20,277	25,219,853
McCormick & Co., Inc.	2.50%	4/15/2030	15,431	15,919,326
McCormick & Co., Inc.	4.20%	8/15/2047	21,326	25,744,378
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	25,668	26,694,720
PetSmart, Inc./Petsmart Finance Corp.†	7.75%	2/15/2029	27,141	29,956,879
Smithfield Foods, Inc.†	5.20%	4/1/2029	28,272	32,941,987
Sysco Corp.	2.40%	2/15/2030	17,926	18,247,953
Viterra Finance BV (Netherlands)†(e)	3.20%	4/21/2031	37,600	37,920,476
Total				540,119,831

Forestry/Paper 0.23%
Klabin Austria GmbH (Austria)†(e)	3.20%	1/12/2031	21,470	21,131,203
Suzano Austria GmbH (Brazil)(e)	3.75%	1/15/2031	18,821	19,762,050
Weyerhaeuser Co.	7.375%	3/15/2032	11,362	16,410,592
Total				57,303,845

Gaming 2.25%
Boyd Gaming Corp.	4.75%	12/1/2027	25,833	26,769,446
Caesars Entertainment, Inc.†	8.125%	7/1/2027	59,840	66,628,848
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.25%	10/15/2025	39,648	40,193,160
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	9,657	10,188,135
Churchill Downs, Inc.†	4.75%	1/15/2028	21,420	22,193,369

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Gaming (continued)
Churchill Downs, Inc.†	5.50%		4/1/2027		$36,639	$38,264,727
GLP Capital LP/GLP Financing II, Inc.	4.00%		1/15/2031		19,903	21,470,162
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		18,808	22,405,004
Melco Resorts Finance Ltd. (Hong Kong)†(e)	5.75%		7/21/2028		20,034	21,185,955
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	4.625%		6/15/2025		13,662	14,623,395
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp†	4.875%		5/1/2029		22,867	22,924,168
Mohegan Gaming & Entertainment†	7.875%		10/15/2024		21,238	22,324,961
Mohegan Gaming & Entertainment†	8.00%		2/1/2026		57,507	60,160,948
Penn National Gaming, Inc.†	5.625%		1/15/2027		25,676	26,703,040
Scientific Games International, Inc.†	7.00%		5/15/2028		16,124	17,642,881
Scientific Games International, Inc.†	7.25%		11/15/2029		16,014	18,106,149
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(e)	7.00%		7/15/2026		15,242	15,795,590
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%		5/15/2027		22,516	24,248,606
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%		3/1/2025		19,863	21,437,937
Wynn Macau Ltd. (Macau)†(e)	5.125%		12/15/2029		20,404	21,068,966
Wynn Macau Ltd. (Macau)†(e)	5.625%		8/26/2028		27,859	29,130,206
Total						563,465,653

Gas Distribution 1.50%
AI Candelaria Spain SLU (Spain)†(e)	5.75%		6/15/2033		21,166	21,822,569
AI Candelaria Spain SLU (Spain)†(e)	7.50%		12/15/2028		18,965	21,238,335
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078		49,548	46,589,984
Colonial Enterprises, Inc.†	3.25%		5/15/2030		11,253	12,177,539
Eastern Energy Gas Holdings LLC	3.60%		12/15/2024		8,034	8,707,163
Eastern Gas Transmission & Storage, Inc.	3.60%		12/15/2024		8,032	8,691,990
Energy Transfer LP	6.50% (5 Yr Treasury CMT + 5.69%	)#	–	(l)	25,692	26,257,224
Florida Gas Transmission Co. LLC†	4.35%		7/15/2025		18,069	20,120,378
NGPL PipeCo LLC†	3.25%		7/15/2031		23,375	24,115,263
NGPL PipeCo LLC†	4.875%		8/15/2027		32,573	37,354,829
Northern Natural Gas Co.†	4.30%		1/15/2049		20,972	24,847,598
Sabal Trail Transmission LLC†	4.246%		5/1/2028		20,166	22,859,120
Sabine Pass Liquefaction LLC	4.50%		5/15/2030		23,213	26,816,557
Transportadora de Gas Internacional SA ESP (Colombia)†(e)	5.55%		11/1/2028		24,773	27,699,558
Western Midstream Operating LP	5.30%		2/1/2030		40,452	45,422,337
Total						374,720,444

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities 2.20%
AHP Health Partners, Inc.†	9.75%	7/15/2026	$15,527	$16,723,355
Ascension Health	3.945%	11/15/2046	8,881	10,898,465
HCA, Inc.	5.50%	6/15/2047	78,221	102,049,142
HCA, Inc.	7.05%	12/1/2027	3,490	4,280,712
HCA, Inc.	7.58%	9/15/2025	5,778	6,991,380
HCA, Inc.	7.69%	6/15/2025	12,776	15,570,750
HCA, Inc.	8.36%	4/15/2024	2,295	2,716,018
Legacy LifePoint Health LLC†	4.375%	2/15/2027	35,115	35,589,052
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	28,034	36,045,456
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	21,163	23,382,604
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	16,011	16,993,115
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	16,078	20,124,145
NYU Langone Hospitals	4.368%	7/1/2047	12,348	14,934,094
Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	14,960	15,731,327
Quest Diagnostics, Inc.	2.80%	6/30/2031	13,505	14,115,344
Rede D’or Finance Sarl (Luxembourg)†(e)	4.95%	1/17/2028	20,352	21,713,244
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	20,282	21,888,841
Seattle Children’s Hospital	2.719%	10/1/2050	18,062	17,802,343
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	15,305	16,851,111
Tenet Healthcare Corp.†	4.875%	1/1/2026	11,230	11,661,794
Tenet Healthcare Corp.†	6.125%	10/1/2028	36,407	38,900,515
Tenet Healthcare Corp.†	6.25%	2/1/2027	42,711	44,632,995
Tenet Healthcare Corp.	6.75%	6/15/2023	19,692	21,513,510
Universal Health Services, Inc.†	2.65%	10/15/2030	18,799	18,926,457
Total				550,035,769

Health Services 0.35%
CVS Health Corp.	3.625%	4/1/2027	15,780	17,496,793
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	29,836	31,198,461
Montefiore Obligated Group	5.246%	11/1/2048	18,042	21,812,650
RP Escrow Issuer LLC†	5.25%	12/15/2025	16,541	17,318,592
Total				87,826,496

Hotels 0.69%
Genting New York LLC / GENNY Capital, Inc.†	3.30%	2/15/2026	22,980	23,245,981
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	36,017	38,520,182
Host Hotels & Resorts LP	3.50%	9/15/2030	29,720	31,221,364
Marriott International, Inc.	3.50%	10/15/2032	27,083	28,805,757

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Hotels (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%		10/1/2028	$18,793	$20,070,454
Travel + Leisure Co.	6.00%		4/1/2027	27,077	29,829,512
Total					171,693,250

Insurance Brokerage 0.23%
Brown & Brown, Inc.	2.375%		3/15/2031	22,560	22,572,910
Farmers Insurance Exchange†	4.747% (3 Mo. LIBOR + 3.23%	)#	11/1/2057	15,790	17,830,101
HUB International Ltd.†	7.00%		5/1/2026	15,861	16,488,620
Total					56,891,631

Integrated Energy 1.44%
Cenovus Energy, Inc. (Canada)(e)	5.375%		7/15/2025	16,983	19,440,722
Cenovus Energy, Inc. (Canada)(e)	5.40%		6/15/2047	50,417	62,522,637
Exxon Mobil Corp.	3.043%		3/1/2026	23,752	25,797,680
Lukoil Securities BV (Netherlands)†(e)	3.875%		5/6/2030	45,000	47,628,450
Occidental Petroleum Corp.	4.10%		2/15/2047	13,190	12,299,741
Petroleos Mexicanos (Mexico)(e)	5.95%		1/28/2031	27,157	26,416,972
Petroleos Mexicanos (Mexico)(e)	6.84%		1/23/2030	45,302	46,740,339
Qatar Petroleum(b)	3.30%		7/12/2051	22,350	22,350,000
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	4.375%		4/16/2049	30,522	35,234,597
Shell International Finance BV (Netherlands)(e)	6.375%		12/15/2038	28,912	42,938,089
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(e)	3.25%		8/15/2030	18,803	19,200,683
Total					360,569,910

Investments & Miscellaneous Financial Services 0.53%
AG Issuer LLC†	6.25%		3/1/2028	17,428	18,426,886
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024	34,976	34,526,388
MSCI, Inc.†	4.00%		11/15/2029	34,026	35,997,126
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	26,061	30,394,200
United Airlines, Inc.†	4.375%		4/15/2026	11,655	12,079,592
Total					131,424,192

Life Insurance 0.44%
AIA Group Ltd. (Hong Kong)†(e)	3.20%		9/16/2040	18,831	19,518,277
AIA Group Ltd. (Hong Kong)†(e)	3.375%		4/7/2030	17,824	19,708,779
Northwestern Mutual Life Insurance Co. (The)†	3.85%		9/30/2047	28,610	32,888,288

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Life Insurance (continued)
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047		$17,804	$21,348,453
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		12,705	16,555,421
Total					110,019,218

Machinery 0.42%
IDEX Corp.	3.00%	5/1/2030		16,199	17,151,355
Roper Technologies, Inc.	1.75%	2/15/2031		42,668	41,043,317
Roper Technologies, Inc.	4.20%	9/15/2028		19,379	22,312,502
Xylem, Inc.	3.25%	11/1/2026		23,531	25,794,611
Total					106,301,785

Managed Care 0.98%
Anthem, Inc.	2.25%	5/15/2030		26,990	27,262,510
Centene Corp.(b)	2.45%	7/15/2028		19,128	19,410,138
Centene Corp.	2.50%	3/1/2031		23,806	23,508,425
Centene Corp.	3.00%	10/15/2030		8,030	8,259,096
Centene Corp.	3.375%	2/15/2030		45,763	47,898,988
Centene Corp.	4.25%	12/15/2027		20,773	21,915,515
Centene Corp.	4.625%	12/15/2029		31,215	34,368,339
Centene Corp.†	5.375%	6/1/2026		20,972	21,941,955
Kaiser Foundation Hospitals	4.15%	5/1/2047		17,628	21,988,391
Molina Healthcare, Inc.†	3.875%	11/15/2030		18,940	19,747,128
Total					246,300,485

Media: Content 1.43%
Activision Blizzard, Inc.	2.50%	9/15/2050		27,086	24,375,427
AMC Networks, Inc.	4.75%	8/1/2025		27,032	27,826,471
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		39,006	25,307,093
Diamond Sports Group LLC/Diamond Sports Finance Co.†	6.625%	8/15/2027		38,236	18,831,230
Netflix, Inc.†	3.625%	6/15/2025		6,617	7,125,980
Netflix, Inc.(d)	3.625%	5/15/2027	EUR	50,197	68,593,186
Netflix, Inc.†(d)	3.625%	6/15/2030	EUR	13,504	19,074,816
Netflix, Inc.†(d)	3.875%	11/15/2029	EUR	9,011	12,888,533
Netflix, Inc.	4.875%	4/15/2028		$41,959	48,831,045
Netflix, Inc.†	4.875%	6/15/2030		33,484	39,918,955
Netflix, Inc.†	5.375%	11/15/2029		19,637	23,877,539

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Content (continued)
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027	$23,661	$25,110,236
Playtika Holding Corp. (Israel)†(e)	4.25%	3/15/2029	15,508	15,528,315
Total				357,288,826

Media: Diversified 0.31%
Cable Onda SA (Panama)†(e)	4.50%	1/30/2030	24,283	25,646,491
Prosus NV (Netherlands)†(e)	3.68%	1/21/2030	28,534	30,518,634
Urban One, Inc.†	7.375%	2/1/2028	20,065	21,695,582
Total				77,860,707

Medical Products 0.29%
Alcon Finance Corp.†	2.60%	5/27/2030	23,575	24,102,192
Boston Scientific Corp.	7.00%	11/15/2035	16,135	23,638,021
Edwards Lifesciences Corp.	4.30%	6/15/2028	20,927	24,313,443
Total				72,053,656

Metals/Mining (Excluding Steel) 2.04%
Alcoa Nederland Holding BV (Netherlands)†(e)	4.125%	3/31/2029	32,661	34,112,292
Anglo American Capital plc (United Kingdom)†(e)	3.95%	9/10/2050	18,109	19,703,105
Anglo American Capital plc (United Kingdom)†(e)	5.625%	4/1/2030	17,340	21,248,217
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(e)	8.75%	7/15/2026	18,211	19,326,424
Cleveland-Cliffs, Inc.†	4.625%	3/1/2029	17,676	18,622,020
Cleveland-Cliffs, Inc.†	4.875%	3/1/2031	21,091	22,172,757
Cleveland-Cliffs, Inc.†	6.75%	3/15/2026	18,220	19,677,600
Cleveland-Cliffs, Inc.†	9.875%	10/17/2025	8,655	10,154,565
Corp. Nacional del Cobre de Chile (Chile)†(e)	3.75%	1/15/2031	16,720	18,255,255
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	4.375%	4/1/2031	55,837	59,810,640
Freeport-McMoRan, Inc.	4.125%	3/1/2028	19,839	20,731,755
Freeport-McMoRan, Inc.	4.25%	3/1/2030	31,315	33,585,337
Freeport-McMoRan, Inc.	4.375%	8/1/2028	17,287	18,281,002
Freeport-McMoRan, Inc.	4.625%	8/1/2030	20,241	22,191,524
Freeport-McMoRan, Inc.	5.25%	9/1/2029	11,700	12,955,118
Glencore Funding LLC†	3.875%	4/27/2051	18,133	19,034,954
Hecla Mining Co.	7.25%	2/15/2028	17,694	19,352,812
Kaiser Aluminum Corp.†	4.50%	6/1/2031	29,542	30,366,813
Mirabela Nickel Ltd. (Australia)(e)	1.00%	9/10/2044	185	19	(n)
Newmont Corp.	2.25%	10/1/2030	31,484	31,426,298
Novelis Corp.†	4.75%	1/30/2030	27,118	28,507,797

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)
Teck Resources Ltd. (Canada)(e)	3.90%	7/15/2030	$10,828	$11,682,936
Warrior Met Coal, Inc.†	8.00%	11/1/2024	19,893	20,216,261
Total				511,415,501

Monoline Insurance 0.12%
Fidelity National Financial, Inc.	4.50%	8/15/2028	26,914	30,927,741

Multi-Line Insurance 0.06%
Assurant, Inc.	3.70%	2/22/2030	14,558	15,792,122

Non-Electric Utilities 0.05%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	11,916	12,877,583

Oil Field Equipment & Services 0.78%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(e)	4.60%	11/2/2047	28,472	33,654,189
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(e)	3.25%	9/30/2040	45,094	44,925,397
Oceaneering International, Inc.	4.65%	11/15/2024	21,768	21,942,144
Oceaneering International, Inc.	6.00%	2/1/2028	30,959	31,235,309
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	9,071	9,187,113
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	20,008	20,960,644
TechnipFMC plc (United Kingdom)†(e)	6.50%	2/1/2026	30,535	32,978,638
Total				194,883,434

Packaging 0.35%
Ball Corp.	2.875%	8/15/2030	48,384	47,555,182
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	11,810	14,509,294
Sealed Air Corp.†	6.875%	7/15/2033	12,427	15,782,290
Silgan Holdings, Inc.†	1.40%	4/1/2026	9,933	9,846,434
Total				87,693,200

Personal & Household Products 0.83%
Hasbro, Inc.	3.90%	11/19/2029	44,903	49,975,224
Hasbro, Inc.	5.10%	5/15/2044	24,241	29,770,315
Mattel, Inc.†	5.875%	12/15/2027	24,502	26,740,503
Newell Brands, Inc.	4.70%	4/1/2026	58,683	65,511,941
Newell Brands, Inc.	5.875%	4/1/2036	15,478	19,145,822
SC Johnson & Son, Inc.†	4.75%	10/15/2046	12,635	16,712,791
Total				207,856,596

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Pharmaceuticals 0.93%
AbbVie, Inc.	3.20%	11/21/2029		$26,942	$29,282,755
AbbVie, Inc.	4.25%	11/21/2049		14,179	17,020,896
AstraZeneca plc (United Kingdom)(e)	2.125%	8/6/2050		27,104	23,756,735
Bausch Health Cos, Inc.†	5.00%	2/15/2029		1,165	1,087,842
Bausch Health Cos, Inc.†	5.25%	1/30/2030		19,081	17,769,181
Bausch Health Cos, Inc.†	5.25%	2/15/2031		9,770	9,147,651
Biogen, Inc.	3.15%	5/1/2050		45,288	44,573,860
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. (Luxembourg)†(e)	6.125%	4/1/2029		18,577	18,228,681
Jazz Securities DAC (Ireland)†(e)	4.375%	1/15/2029		20,731	21,519,815
Pfizer, Inc.	2.625%	4/1/2030		13,461	14,353,180
Regeneron Pharmaceuticals, Inc.	2.80%	9/15/2050		22,574	20,600,202
Zoetis, Inc.	3.90%	8/20/2028		13,486	15,353,001
Total					232,693,799

Printing & Publishing 0.12%
News Corp.†	3.875%	5/15/2029		29,380	29,710,525

Property & Casualty 0.34%
Allstate Corp. (The)	3.28%	12/15/2026		13,471	14,880,059
Arch Capital Finance LLC	4.011%	12/15/2026		13,319	15,047,674
Assurant, Inc.	2.65%	1/15/2032		30,158	30,141,120
Selective Insurance Group, Inc.	5.375%	3/1/2049		19,241	23,944,758
Total					84,013,611

Rail 0.08%
Central Japan Railway Co. (Japan)†(e)	4.25%	11/24/2045		17,006	20,629,773

Real Estate Development & Management 0.66%
Canary Wharf Group Investment Holdings plc†(d)	3.375%	4/23/2028	GBP	17,076	23,883,851
Corp. Inmobiliaria Vesta SAB de CV (Mexico)†(e)	3.625%	5/13/2031		$23,073	23,514,733
CoStar Group, Inc.†	2.80%	7/15/2030		17,267	17,569,194
Hunt Cos., Inc.†	5.25%	4/15/2029		56,989	55,456,851
Kennedy-Wilson, Inc.	4.75%	3/1/2029		14,358	14,809,415
Kennedy-Wilson, Inc.	5.00%	3/1/2031		29,358	30,238,740
Total					165,472,784

Real Estate Investment Trusts 1.02%
Alexandria Real Estate Equities, Inc.	2.00%	5/18/2032		17,993	17,548,318
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028		14,750	16,675,923
Alexandria Real Estate Equities, Inc.	4.90%	12/15/2030		7,100	8,669,864

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
American Campus Communities Operating
Partnership LP	3.875%	1/30/2031	$37,586	$41,771,287
American Homes 4 Rent LP(b)	3.375%	7/15/2051	4,509	4,417,107
American Homes 4 Rent LP	4.90%	2/15/2029	12,968	15,089,557
CyrusOne LP/CyrusOne Finance Corp.	2.15%	11/1/2030	22,556	21,469,707
Goodman US Finance Four LLC†	4.50%	10/15/2037	12,258	14,184,091
Goodman US Finance Three LLC†	3.70%	3/15/2028	7,763	8,422,487
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	22,080	22,107,600
Prologis LP	3.875%	9/15/2028	8,980	10,291,942
Prologis LP	4.375%	2/1/2029	15,050	17,759,891
Rayonier LP	2.75%	5/17/2031	32,382	32,723,862
Vornado Realty LP	3.40%	6/1/2031	23,546	24,370,539
Total				255,502,175

Recreation & Travel 1.16%
Carnival Corp.†	5.75%	3/1/2027	37,471	39,297,711
Carnival Corp.†	7.625%	3/1/2026	12,609	13,712,288
Carnival Corp.†	9.875%	8/1/2027	18,736	21,897,981
Carnival Corp.†	11.50%	4/1/2023	42,826	48,250,984
Merlin Entertainments Ltd. (United Kingdom)†(e)	5.75%	6/15/2026	15,129	15,876,448
NCL Corp. Ltd.†	5.875%	3/15/2026	23,882	25,069,294
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	25,345	24,244,520
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028	15,000	15,728,250
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023	22,649	24,886,155
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	35,300	40,729,493
Viking Cruises Ltd.†	13.00%	5/15/2025	17,187	20,253,848
Total				289,946,972

Reinsurance 0.33%
AXIS Specialty Finance plc (United Kingdom)(e)	5.15%	4/1/2045	21,094	25,467,832
PartnerRe Finance B LLC	3.70%	7/2/2029	26,944	29,972,858
Transatlantic Holdings, Inc.	8.00%	11/30/2039	17,809	27,761,817
Total				83,202,507

Restaurants 0.69%
IRB Holding Corp.†	6.75%	2/15/2026	24,585	25,494,645
IRB Holding Corp.†	7.00%	6/15/2025	12,820	13,871,496
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	25,312	26,514,320

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Restaurants (continued)
Starbucks Corp.	4.45%	8/15/2049		$39,350	$48,903,309
Stonegate Pub Co. Financing 2019 plc(d)	8.00%	7/13/2025	GBP	6,924	9,948,636
Stonegate Pub Co. Financing 2019 plc(d)	8.25%	7/31/2025	GBP	33,093	47,975,647
Total					172,708,053

Software/Services 3.18%
Autodesk, Inc.	3.50%	6/15/2027		$27,008	29,785,023
Banff Merger Sub, Inc.†	9.75%	9/1/2026		24,349	25,657,759
Crowdstrike Holdings, Inc.	3.00%	2/15/2029		127,487	127,767,471
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028		24,502	25,022,668
Global Payments, Inc.	2.90%	5/15/2030		41,296	43,079,179
Global Payments, Inc.	4.15%	8/15/2049		22,442	25,791,627
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027		11,226	11,803,465
GrubHub Holdings, Inc.†	5.50%	7/1/2027		19,374	20,391,135
Intuit, Inc.	1.65%	7/15/2030		18,048	17,758,587
Match Group Holdings II LLC†	4.125%	8/1/2030		36,160	36,865,120
Microsoft Corp.	3.30%	2/6/2027		26,383	29,368,884
PayPal Holdings, Inc.	3.25%	6/1/2050		47,393	51,672,028
PTC, Inc.†	3.625%	2/15/2025		11,211	11,583,878
PTC, Inc.†	4.00%	2/15/2028		22,263	23,075,933
salesforce.com, Inc.	3.70%	4/11/2028		17,807	20,306,983
ServiceNow, Inc.	1.40%	9/1/2030		20,835	19,572,210
Tencent Holdings Ltd. (China)†(e)	3.595%	1/19/2028		19,777	21,682,060
Tencent Holdings Ltd. (China)†(e)	3.925%	1/19/2038		23,479	25,612,099
Twilio, Inc.	3.625%	3/15/2029		87,641	89,503,371
Twilio, Inc.	3.875%	3/15/2031		54,634	56,136,435
VeriSign, Inc.	2.70%	6/15/2031		11,907	12,111,562
VeriSign, Inc.	4.75%	7/15/2027		21,815	23,178,438
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025		23,039	24,053,407
Veritas US, Inc./Veritas Bermuda Ltd.†	10.50%	2/1/2024		22,531	23,215,830
Total					794,995,152

Specialty Retail 1.58%
AutoNation, Inc.	4.75%	6/1/2030		10,463	12,388,416
Best Buy Co., Inc.	1.95%	10/1/2030		22,556	21,906,069
Best Buy Co., Inc.	4.45%	10/1/2028		15,806	18,390,467
Carvana Co.†	5.625%	10/1/2025		47,836	49,857,310
Carvana Co.†	5.875%	10/1/2028		33,481	35,275,247
eG Global Finance plc (United Kingdom)†(e)	8.50%	10/30/2025		22,482	23,855,538

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)
Gap, Inc. (The)†	8.625%	5/15/2025	$17,736	$19,479,537
Gap, Inc. (The)†	8.875%	5/15/2027	18,953	21,979,699
L Brands, Inc.	6.875%	11/1/2035	39,475	50,034,563
Levi Strauss & Co.†	3.50%	3/1/2031	37,377	37,274,213
Meituan (China)†(e)	2.125%	10/28/2025	45,361	45,040,228
Murphy Oil USA, Inc.	4.75%	9/15/2029	14,991	15,792,794
Penske Automotive Group, Inc.	3.50%	9/1/2025	12,185	12,660,520
Tiffany & Co.	4.90%	10/1/2044	24,318	31,512,050
Total				395,446,651

Steel Producers/Products 0.38%
CSN Inova Ventures (Brazil)†(e)	6.75%	1/28/2028	20,418	22,607,831
CSN Resources SA (Brazil)†(e)	4.625%	6/10/2031	24,983	25,554,111
United States Steel Corp.	6.875%	3/1/2029	44,615	47,793,819
Total				95,955,761

Support: Services 1.60%
Ahern Rentals, Inc.†	7.375%	5/15/2023	20,365	18,459,040
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.375%	3/1/2029	21,069	21,968,120
Brink’s Co. (The)†	4.625%	10/15/2027	27,395	28,598,873
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	8,223	11,696,239
Georgetown University (The)	2.943%	4/1/2050	17,968	18,176,806
H&E Equipment Services, Inc.†	3.875%	12/15/2028	30,483	30,033,376
Hertz Corp. (The)†(m)	5.50%	10/15/2024	16,775	16,928,575
Hertz Corp. (The)†(m)	6.00%	1/15/2028	33,436	36,010,739
Johns Hopkins University	2.813%	1/1/2060	10,114	10,205,281
Maxim Crane Works Holdings Capital LLC†	10.125%	8/1/2024	16,120	16,664,695
Metropolitan Museum of Art (The)	3.40%	7/1/2045	26,471	29,635,730
Presidio Holdings, Inc.†	4.875%	2/1/2027	16,307	16,808,603
Quanta Services, Inc.	2.90%	10/1/2030	15,040	15,614,936
Uber Technologies, Inc.†	6.25%	1/15/2028	13,570	14,631,310
Uber Technologies, Inc.†	7.50%	9/15/2027	14,427	15,874,100
Uber Technologies, Inc.†	8.00%	11/1/2026	20,289	21,919,424
United Rentals North America, Inc.	3.875%	2/15/2031	15,107	15,390,256
United Rentals North America, Inc.	4.00%	7/15/2030	21,994	22,697,808
United Rentals North America, Inc.	4.875%	1/15/2028	21,596	22,929,553
Verisk Analytics, Inc.	3.625%	5/15/2050	15,070	16,210,838
Total				400,454,302

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment 0.42%
Apple, Inc.	3.00%		6/20/2027	$26,927	$29,621,755
Motorola Solutions, Inc.	4.60%		5/23/2029	17,963	20,966,565
Switch Ltd.†	3.75%		9/15/2028	18,979	19,254,196
Western Digital Corp.	4.75%		2/15/2026	32,314	35,949,325
Total					105,791,841

Telecommunications Equipment 0.04%
Xiaomi Best Time International Ltd. (Hong Kong)†(e)	3.375%		4/29/2030	10,615	11,050,984

Telecommunications: Satellite 0.22%
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(e)	6.75%		10/1/2026	29,167	30,880,853
Hughes Satellite Systems Corp.	5.25%		8/1/2026	21,000	23,565,780
Total					54,446,633

Telecommunications: Wireless 1.42%
American Tower Corp.	2.95%		1/15/2025	44,909	47,799,385
Crown Castle International Corp.	4.15%		7/1/2050	11,119	12,740,468
SBA Communications Corp.	3.875%		2/15/2027	40,849	42,048,939
Sprint Capital Corp.	6.875%		11/15/2028	89,783	115,258,926
T-Mobile USA, Inc.	3.375%		4/15/2029	45,095	46,647,332
T-Mobile USA, Inc.	3.875%		4/15/2030	16,027	17,970,274
T-Mobile USA, Inc.	4.50%		4/15/2050	11,073	13,198,829
Vmed O2 UK Financing I plc (United Kingdom)†(e)	4.25%		1/31/2031	60,933	59,944,228
Total					355,608,381

Telecommunications: Wireline Integrated & Services 0.89%
Altice France Holding SA (Luxembourg)†(e)	6.00%		2/15/2028	13,128	13,090,979
Altice France Holding SA (Luxembourg)†(e)	10.50%		5/15/2027	31,171	34,678,205
Frontier Communications Holdings LLC†	5.00%		5/1/2028	26,116	27,032,149
Frontier Communications Holdings LLC†	5.875%		10/15/2027	14,606	15,664,935
Frontier Communications Holdings LLC†	6.75%		5/1/2029	27,815	29,630,485
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(e)(m)	6.054% (3 Mo. LIBOR + 5.75%	)	1/15/2015	15,000	1,500	(n)
Motorola Solutions, Inc.	4.60%		2/23/2028	15,034	17,542,815
VTR Comunicaciones SpA (Chile)†(e)	5.125%		1/15/2028	28,283	29,611,594
Windstream Escrow LLC/Windstream Escrow Finance Corp.†	7.75%		8/15/2028	19,090	19,686,562
Zayo Group Holdings, Inc.†	4.00%		3/1/2027	15,062	14,977,201
Zayo Group Holdings, Inc.†	6.125%		3/1/2028	20,615	21,081,724
Total					222,998,149

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Theaters & Entertainment 0.29%
Cinemark USA, Inc.†	5.25%	7/15/2028		$25,403	$26,069,829
Live Nation Entertainment, Inc.†	3.75%	1/15/2028		23,295	23,431,509
Pinnacle Bidco plc†(d)	5.50%	2/15/2025	EUR	18,919	23,046,530
Total					72,547,868

Transportation: Infrastructure/Services 0.63%
Adani Ports & Special Economic Zone Ltd. (India)†(e)	4.375%	7/3/2029		$26,773	28,085,777
Aeropuerto Internacional de Tocumen SA (Panama)†(e)	6.00%	11/18/2048		31,905	34,804,658
Autoridad del Canal de Panama (Panama)†(e)	4.95%	7/29/2035		8,750	10,712,669
CH Robinson Worldwide, Inc.	4.20%	4/15/2028		20,351	23,265,919
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(e)	5.375%	11/15/2024		30,508	32,401,326
XPO Logistics, Inc.†	6.25%	5/1/2025		26,723	28,459,995
Total					157,730,344

Trucking & Delivery 0.12%
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	8/20/2035		30,751	30,631,639
Total Corporate Bonds (cost $15,085,884,722)					16,147,312,846

MUNICIPAL BONDS 2.82%

Air Transportation 0.14%
County of Miami-Dade FL Aviation Revenue	3.982%	10/1/2041		13,915	14,946,790
County of Miami-Dade FL Aviation Revenue	4.28%	10/1/2041		18,040	20,099,840
Total					35,046,630

Education 0.51%
California State University	3.899%	11/1/2047		33,030	38,619,743
Ohio University	5.59%	12/1/2114		11,104	15,971,363
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047		36,015	39,803,090
Regents of the University of California Medical Center	3.006%	5/15/2050		12,835	13,234,232
Regents of the University of California Medical Center	6.548%	5/15/2048		12,463	19,480,591
Total					127,109,019

General Obligation 0.89%
Chicago Transit Authority Sales & Transfer Tax Receipts	6.899%	12/1/2040		11,826	16,821,922
City of Chicago IL	6.314%	1/1/2044		8,280	10,898,269

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
General Obligation (continued)
City of Chicago IL	7.781%	1/1/2035	$7,050	$9,819,117
City of Portland OR	7.701%	6/1/2022	6,320	6,739,626
Commonwealth of Pennsylvania	5.45%	2/15/2030	12,190	15,166,829
District of Columbia	5.591%	12/1/2034	14,130	18,287,501
Honolulu HI City & Cnty,	5.418%	12/1/2027	6,620	8,208,411
Los Angeles Unified School District/CA	5.75%	7/1/2034	12,497	16,890,360
State of California	7.55%	4/1/2039	15,015	25,630,703
State of Illinois	5.10%	6/1/2033	69,845	82,183,035
University of North Carolina at Chapel Hill	3.847%	12/1/2034	9,595	11,517,644
Total				222,163,417

Lease Obligation 0.03%
State of Wisconsin	3.294%	5/1/2037	7,145	8,100,551

Miscellaneous 0.52%
County of Miami-Dade FL	2.786%	10/1/2037	9,690	9,758,673
Dallas Convention Center Hotel Development Corp.,	7.088%	1/1/2042	17,795	24,922,951
New Jersey Transportation Trust Fund Authority	4.081%	6/15/2039	4,985	5,645,901
New Jersey Transportation Trust Fund Authority	4.131%	6/15/2042	18,845	21,544,429
New York City Industrial Development Agency†	11.00%	3/1/2029	18,478	25,054,873
Pasadena Public Financing Authority	7.148%	3/1/2043	26,795	42,967,026
Total				129,893,853

Multi-Line Insurance 0.02%
City & County Honolulu HI Wastewater System Revenue	1.623%	7/1/2031	6,635	6,548,839

Tax Revenue 0.26%
Massachusetts School Building Authority	5.715%	8/15/2039	20,055	28,384,625
Memphis-Shelby County Industrial Development Board	7.00%	7/1/2045	22,085	22,339,276
New York State Dormitory Authority	3.19%	2/15/2043	5,345	5,855,199
Regional Transportation District Sales Tax Revenue	2.387%	11/1/2037	8,125	8,063,665
Total				64,642,765

Taxable Revenue - Transportation 0.10%
Metropolitan Transportation Authority	5.175%	11/15/2049	18,010	24,433,142

Taxable Revenue - Water & Sewer 0.02%
City & County Honolulu HI Wastewater System Revenue	2.574%	7/1/2041	4,520	4,577,315

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation 0.10%
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	$10,790	$11,447,364
Metropolitan Transportation Authority	6.668%		11/15/2039	9,045	13,206,708
Total					24,654,072

Transportation: Infrastructure/Services 0.16%
Chicago Transit Authority Sales Tax Receipts Fund	6.20%		12/1/2040	12,385	17,155,800
Port of Seattle WA	3.755%		5/1/2036	13,905	15,259,236
Port of Seattle WA	3.571%		5/1/2032	7,305	8,011,763
Total					40,426,799

Utilities 0.07%
City of San Antonio TX Electric & Gas Systems Revenue	5.718%		2/1/2041	13,240	18,469,632
Total Municipal Bonds (cost $638,676,923)					706,066,034

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.09%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(o)	12/25/2059	5,044	5,083,495
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.023% (1 Mo. LIBOR + .95%	)#	6/15/2035	35,420	35,468,936
BBCMS Mortgage Trust 2018-C2 C	5.135%	#(o)	12/15/2051	15,628	17,811,405
BBCMS Mortgage Trust 2019-BWAY A†	1.029% (1 Mo. LIBOR + .96%	)#	11/15/2034	25,000	24,958,795
Benchmark Mortgage Trust 2019-B12 WMA†	4.388%	#(o)	8/15/2052	35,544	35,673,736	(g)
BHMS 2018-ATLS A†	1.323% (1 Mo. LIBOR + 1.25%	)#	7/15/2035	61,190	61,324,092
BX 2021-MFM1 B†	1.023% (1 Mo. LIBOR + .95%	)#	1/15/2034	7,100	7,110,989
BX 2021-MFM1 C†	1.273% (1 Mo. LIBOR + 1.20%	)#	1/15/2034	4,250	4,257,095
BX Commercial Mortgage Trust 2020-VIV4 A†	2.843%		3/9/2044	14,171	14,925,298
CF Trust 2019-BOSS A1†	4.75% (1 Mo. LIBOR + 3.25%	)#	12/15/2021	18,200	16,657,437	(g)
Charming Shoppes Master Trust 2021-AHP A†	4.746% (1 Mo. LIBOR + 3.95%	)#	4/15/2025	34,200	34,419,667	(g)
Charming Shoppes Master Trust 2021-BLUF A†	4.527% (1 Mo. LIBOR + 4.18%	)#	4/15/2023	19,500	19,703,599
Citigroup Commercial Mortgage Trust 2016-GC36 C	4.909%	#(o)	2/10/2049	8,580	9,064,791
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(o)	4/15/2049	9,991	7,698,852
COMM Mortgage Trust 2014-UBS5 AM	4.193%	#(o)	9/10/2047	17,906	19,285,781
COMM Mortgage Trust 2020-SBX A†	1.67%		1/10/2038	7,500	7,586,326
COMM Mortgage Trust 2020-SBX C†	2.056%	#(o)	1/10/2038	5,900	5,927,959

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust 2020-SBX D†	2.399%	#(o)	1/10/2038	$8,000	$8,022,928
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C†	1.503% (1 Mo. LIBOR + 1.43%	)#	5/15/2036	52,000	52,255,757
Credit Suisse Mortgage Capital Certificates 2019-ICE4 D†	1.673% (1 Mo. LIBOR + 1.60%	)#	5/15/2036	14,076	14,120,928
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(o)	2/25/2050	13,449	13,624,316
Credit Suisse Mortgage Capital Certificates 2021-BRIT A	3.709%		5/15/2023	75,080	75,291,932	(g)
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(o)	1/25/2060	7,820	7,916,280
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	13,540	14,263,247
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	13,500	14,210,914
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	5,526	5,605,549
Great Wolf Trust 2019-WOLF A†	1.107% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	53,981	54,080,622
Great Wolf Trust 2019-WOLF D†	2.006% (1 Mo. LIBOR + 1.93%	)#	12/15/2036	50,508	50,284,159
GS Mortgage Securities Corp. Trust 2021-RENT E†	2.843% (1 Mo. LIBOR + 2.75%	)#	11/21/2035	11,567	11,590,643
GS Mortgage Securities Corp. Trust 2021-RENT F†	3.743% (1 Mo. LIBOR + 3.65%	)#	11/21/2035	8,500	8,583,205
GS Mortgage Securities Corp. Trust 2021-RENT G†	5.793% (1 Mo. LIBOR + 5.70%	)#	11/21/2035	600	608,510
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	9.573% (1 Mo. LIBOR + 9.50%	)#	6/15/2026	70,375	70,535,230
GS Mortgage Securities Trust 2020-GSA2 E†	2.25%		12/12/2053	9,450	7,784,254
Hilton Orlando Trust 2018-ORL A†	0.993% (1 Mo. LIBOR + .92%	)#	12/15/2034	9,443	9,459,859
HPLY Trust 2019-HIT A†	1.073% (1 Mo. LIBOR + 1.00%	)#	11/15/2036	17,133	17,163,728
JPMCC Commercial Mortgage Securities Trust 2017-JP5	4.023%	#(o)	3/15/2050	11,612	12,327,115
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	18,000	18,182,299
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	10,530	11,012,158
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	8,690	8,957,105
KKR Industrial Portfolio Trust 2021-KDIP D†	1.323% (1 Mo. LIBOR + 1.25%	)#	12/15/2037	6,130	6,138,415

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
KKR Industrial Portfolio Trust 2021-KDIP E†	1.623% (1 Mo. LIBOR + 1.55%	)#	12/15/2037	$9,910	$9,913,239
KKR Industrial Portfolio Trust 2021-KDIP F†	2.123% (1 Mo. LIBOR + 2.05%	)#	12/15/2037	10,864	10,867,347
Life Mortgage Trust 2021-BMR E†	1.823% (1 Mo. LIBOR + 1.75%	)#	3/15/2038	22,900	23,017,688
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(o)	1/26/2060	4,846	4,900,326
One New York Plaza Trust 2020-1NYP B†	1.573% (1 Mo. LIBOR + 1.50%	)#	1/15/2026	9,400	9,487,196
One New York Plaza Trust 2020-1NYP C†	2.273% (1 Mo. LIBOR + 2.20%	)#	1/15/2026	23,620	23,907,522
One New York Plaza Trust 2020-1NYP D†	2.823% (1 Mo. LIBOR + 2.75%	)#	1/15/2026	8,500	8,618,087
PFP Ltd. 2019-6 A†	1.125% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	14,200	14,196,117
PFP Ltd. 2019-6 C†	2.175% (1 Mo. LIBOR + 2.10%	)#	4/14/2037	27,054	27,063,787
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(o)	2/25/2024	3,617	3,673,127
SLG Office Trust 2021-OVA E†	2.851%		7/15/2041	44,590	43,816,038
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(o)	2/25/2050	7,343	7,434,806
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	7,754	7,865,729
Wells Fargo Commercial Mortgage Trust 2020-SDAL A†	1.083% (1 Mo. LIBOR + 1.01%	)#	2/15/2037	9,878	9,878,614
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,012,692,356)					1,023,617,029

	Dividend Rate			Shares (000)

PREFERRED STOCKS 0.22%

Automakers 0.17%
Porsche Automobil Holding SE(d)	Zero Coupon			399	42,837,884

Transportation: Infrastructure/Services 0.05%
ACBL Holdings Corp. Series A	Zero Coupon			167	4,594,095	(n)
ACBL Holdings Corp. Series B	Zero Coupon			205	7,074,880	(n)
Total					11,668,975
Total Preferred Stocks (cost $55,641,435)					54,506,859
Total Long-Term Investments (cost $23,315,427,693)					24,610,783,117

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 1.26%

REPURCHASE AGREEMENTS 1.06%
Repurchase Agreement dated 6/30/2021, 0.00% due 7/1/2021 with Fixed Income Clearing Corp. collateralized by $25,013,600 of U.S. Treasury Note at 0.099% due 01/31/2023; $244,342,700 of U.S. Treasury Note at 0.125% due 01/31/2023; value: $269,250,635; proceeds: $263,971,136 (cost $263,971,136)	$263,971	$263,971,136

	Shares (000)
Money Market Funds 0.18%
Fidelity Government Portfolio(p) (cost $46,373,076)	46,373,076	46,373,076

Time Deposits 0.02%
Citibank N.A.(p) (cost $5,152,564)	5,152,564	5,152,564
Total Short-Term Investments (cost $315,496,776)		315,496,776
Total Investments in Securities 99.66% (cost $23,630,924,469)		24,926,279,893
Less Unfunded Loan Commitments (0.04%) (cost $8,754,944)(q)		(8,784,899)
Net Investments 99.63% (cost $23,622,169,525)		24,917,494,994
Other Assets and Liabilities – Net(r) 0.37%		92,572,195
Net Assets 100.00%		$25,010,067,189

AUD	Australian dollar.
EUR	Euro.
GBP	British pound.
JPY	Japanese yen.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2021, the total value of Rule 144A securities was $11,111,253,853, which represents 44.43% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2021.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis (See Note 2(l)).
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Foreign security traded in U.S. dollars.
(f)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

June 30, 2021

(g)	Level 3 Investment as described in Note 2(o) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2021.
(i)	Level 3 Investment as described in Note 2(o) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Interest rate to be determined.
(k)	Security partially/fully unfunded. See Note 2(n).
(l)	Security is perpetual in nature and has no stated maturity.
(m)	Defaulted (non-income producing security).
(n)	Level 3 Investment as described in Note 2(o) in the Notes to Financials. Security fair valued by the Pricing Committee.
(o)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(p)	Security was purchased with the cash collateral from loaned securities.
(q)	See Note 2(n).
(r)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at June 30, 2021(1):

Referenced Index	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.36(4)(5)	Bank of America	5.00%	6/20/2026	$857,489,000	$945,288,962	$(82,167,498)	$(5,632,464)
Markit CDX. EM.35(4)(6)	Bank of America	1.00%	6/20/2026	416,103,000	405,200,935	13,943,342	(3,041,277)
						$(68,224,156)	$(8,673,741)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $8,673,741.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Credit Default Swaps on Indexes - Sell Protection at June 30, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.AA.7	Citibank	1.50%	1/17/2047	$9,490,000	$9,363,656	$(117,617)	$(8,727)	$(126,344)
Markit CMBX. NA.AA.8	Citibank	1.50%	10/17/2057	18,980,000	19,149,376	96,411	72,965	169,376
Markit CMBX. NA.BBB-.9	Citibank	3.00%	9/17/2058	100,000,000	92,223,294	(9,883,549)	2,106,843	(7,776,706)
Markit CMBX. NA.BBB-.9	Citibank	3.00%	9/17/2058	23,760,000	21,912,255	(2,550,427)	702,682	(1,847,745)
Markit CMBX. NA.BBB-.10	Morgan Stanley	3.00%	11/17/2059	22,050,000	20,101,655	(2,773,520)	825,175	(1,948,345)
Markit CMBX. NA.BBB-.12	Morgan Stanley	3.00%	8/17/2061	22,000,000	21,202,128	(1,518,431)	720,559	(797,872)
						$(16,747,133)	$4,419,497	$(12,327,636)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $4,428,224. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $8,727.
(4)	Includes upfront payments received.

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

June 30, 2021

Open Forward Foreign Currency Exchange Contracts at June 30, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	State Street Bank and Trust	9/1/2021	71,461,000	$55,335,111	$53,606,288	$ 1,728,823
British pound	Sell	Barclays Bank plc	9/8/2021	73,243,000	103,712,527	101,332,329	2,380,198
Euro	Sell	Bank of America	9/10/2021	8,125,000	9,860,443	9,647,869	212,574
Euro	Sell	J.P. Morgan	9/10/2021	7,061,000	8,581,435	8,384,443	196,992
Euro	Sell	J.P. Morgan	9/10/2021	2,368,000	2,885,731	2,811,834	73,897
Euro	Sell	State Street Bank and Trust	9/10/2021	14,270,000	17,320,621	16,944,627	375,994
Euro	Sell	State Street Bank and Trust	9/10/2021	6,334,000	7,547,451	7,521,182	26,269
Euro	Sell	State Street Bank and Trust	9/10/2021	226,000,000	274,567,626	268,359,186	6,208,440
Japanese yen	Sell	Morgan Stanley	8/6/2021	3,611,000,000	33,193,265	32,513,053	680,212
Japanese yen	Sell	State Street Bank and Trust	8/6/2021	812,424,000	7,396,214	7,314,978	81,236
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$11,964,635

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	9/10/2021	6,049,393	$7,376,397	$7,183,230	$ (193,167)

Open Futures Contracts at June 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value		Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	September 2021	2,119	Long	$310,698,375		$311,923,422	$1,225,047
U.S. 2-Year Treasury Note	September 2021	51,658	Long	11,376,867,602		11,381,306,677	4,439,075
Total Unrealized Appreciation on Open Futures Contracts							$5,664,122

Type	Expiration	Contracts	Position	Notional Amount	Notional Value		Unrealized Depreciation
Euro-Bobl	September 2021	45	Short	EUR (6,029,100)	EUR	(6,036,750)	$(9,071)
U.S. 5-Year Treasury Note	September 2021	7,979	Short	$(983,972,754)		$(984,845,481)	(872,727)
U.S. Long Bond	September 2021	3,101	Short	(495,966,188)		(498,485,750)	(2,519,562)
U.S. Ultra Treasury Bond	September 2021	2,348	Short	(448,908,250)		(452,430,250)	(3,522,000)
Total Unrealized Depreciation on Open Futures Contracts							$(6,923,360)

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$1,641,156,658	$—	$1,641,156,658
Common Stocks Auto Parts & Equipment	–	4,552,928	–	4,552,928
Beverages	27,922,344	24,675,226	–	52,597,570
Diversified Capital Goods	–	5,179,720	–	5,179,720
Machinery	–	25,377,945	–	25,377,945
Personal & Household Products	24,857,078	36,947,235	12,560,985	74,365,298
Specialty Retail	26,061,838	3,540,881	–	29,602,719
Transportation: Infrastructure/Services	–	–	897,940	897,940
Remaining Industries	2,270,064,310	–	–	2,270,064,310
Convertible Bonds	–	30,617,701	–	30,617,701
Floating Rate Loans
Aerospace/Defense	–	30,343,723	12,798,666	43,142,389
Electric: Generation	–	19,211,112	1,840,045	21,051,157
Personal & Household Products	–	74,188,619	120,596	74,309,215
Remaining Industries	–	1,750,458,263	–	1,750,458,263
Less Unfunded Commitments	–	(8,784,899)	–	(8,784,899)
Foreign Government Obligations	–	655,906,536	–	655,906,536
Corporate Bonds
Banking	–	990,236,812	2,250	990,239,062
Metals/Mining (Excluding Steel)	–	511,415,482	19	511,415,501
Telecommunications: Wireline Integrated & Services	–	222,996,649	1,500	222,998,149
Remaining Industries	–	14,422,660,134	–	14,422,660,134
Municipal Bonds	–	706,066,034	–	706,066,034
Non-Agency Commercial Mortgage-Backed Securities	–	861,574,257	162,042,772	1,023,617,029
Preferred Stocks	–	42,837,884	11,668,975	54,506,859
Short-Term Investments
Money Market Funds	46,373,076	–	–	46,373,076
Repurchase Agreements	–	263,971,136	–	263,971,136
Time Deposits	–	5,152,564	–	5,152,564
Total	$2,395,278,646	$23,320,282,600	$201,933,748	$24,917,494,994

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(concluded)

June 30, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(8,673,741)	–	(8,673,741)
Credit Default Swap Contracts
Assets	–	169,376	–	169,376
Liabilities	–	(12,497,012)	–	(12,497,012)
Forward Foreign Currency Exchange Contracts
Assets	–	11,964,635	–	11,964,635
Liabilities	–	(193,167)	–	(193,167)
Futures Contracts
Assets	5,664,122	–	–	5,664,122
Liabilities	(6,923,360)	–	–	(6,923,360)
Total	$(1,259,238)	$(9,229,909)	$–	$(10,489,147)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

52	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2021

ASSETS:
Investments in securities, at fair value including $49,661,725 of securities loaned (cost $23,622,169,525)	$24,917,494,994
Cash	41,832,206
Deposits with brokers for futures collateral	24,998,579
Deposits with brokers for forwards and swaps collateral	66,008,939
Foreign cash, at value (cost $541,378)	532,547
Receivables:
Interest and dividends	246,045,933
Investment securities sold	189,071,620
Capital shares sold	182,162,783
Variation margin for futures contracts	19,951,292
Securities lending income receivable	296,600
Unrealized appreciation on forward foreign currency exchange contracts	11,964,635
Unrealized appreciation on unfunded commitments	29,955
Prepaid expenses and other assets	785,442
Total assets	25,701,175,525
LIABILITIES:
Payables:
Investment securities purchased	459,700,044
Capital shares reacquired	41,433,162
Management fee	8,494,786
12b-1 distribution plan	3,171,813
Directors’ fees	2,003,084
Fund administration	806,328
Variation margin for centrally cleared credit default swap agreements	38,410,844
Unrealized depreciation on forward foreign currency exchange contracts	193,167
Credit default swap agreements payable, at fair value (including upfront payments of $16,747,133)	12,327,636
Payable for collateral due to broker for securities lending	51,525,640
Distributions payable	71,322,141
Accrued expenses	1,719,691
Total liabilities	691,108,336
Commitments and contingent liabilities
NET ASSETS	$25,010,067,189
COMPOSITION OF NET ASSETS:
Paid-in capital	$23,669,556,779
Total distributable earnings (loss)	1,340,510,410
Net Assets	$25,010,067,189

See Notes to Financial Statements.	53

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2021

Net assets by class:
Class A Shares	$6,463,889,201
Class C Shares	$1,252,254,252
Class F Shares	$10,054,962,534
Class F3 Shares	$4,092,383,984
Class I Shares	$2,413,084,532
Class P Shares	$13,086,258
Class R2 Shares	$4,539,821
Class R3 Shares	$257,397,635
Class R4 Shares	$72,467,387
Class R5 Shares	$27,899,154
Class R6 Shares	$358,102,431
Outstanding shares by class:
Class A Shares (1.8 billion shares of common stock authorized, $.001 par value)	758,883,612
Class C Shares (600 million shares of common stock authorized, $.001 par value)	146,637,381
Class F Shares (2.25 billion shares of common stock authorized, $.001 par value)	1,182,326,689
Class F3 Shares (900 million shares of common stock authorized, $.001 par value)	482,722,358
Class I Shares (900 million shares of common stock authorized, $.001 par value)	284,872,330
Class P Shares (160 million shares of common stock authorized, $.001 par value)	1,501,831
Class R2 Shares (478 million shares of common stock authorized, $.001 par value)	532,963
Class R3 Shares (478 million shares of common stock authorized, $.001 par value)	30,268,336
Class R4 Shares (478 million shares of common stock authorized, $.001 par value)	8,505,186
Class R5 Shares (478 million shares of common stock authorized, $.001 par value)	3,289,547
Class R6 Shares (478 million shares of common stock authorized, $.001 par value)	42,242,617
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$8.52
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$8.72
Class C Shares-Net asset value	$8.54
Class F Shares-Net asset value	$8.50
Class F3 Shares-Net asset value	$8.48
Class I Shares-Net asset value	$8.47
Class P Shares-Net asset value	$8.71
Class R2 Shares-Net asset value	$8.52
Class R3 Shares-Net asset value	$8.50
Class R4 Shares-Net asset value	$8.52
Class R5 Shares-Net asset value	$8.48
Class R6 Shares-Net asset value	$8.48

54	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2021

Investment income:
Dividends (net of foreign withholding taxes of $329,856)	$11,566,472
Securities lending net income	373,403
Interest and other	438,531,718
Interest earned from Interfund Lending (See Note 11)	413
Total investment income	450,472,006
Expenses:
Management fee	47,278,090
12b-1 distribution plan-Class A	6,107,938
12b-1 distribution plan-Class C	5,116,176
12b-1 distribution plan-Class F	4,414,701
12b-1 distribution plan-Class P	30,779
12b-1 distribution plan-Class R2	14,040
12b-1 distribution plan-Class R3	607,290
12b-1 distribution plan-Class R4	82,977
Shareholder servicing	6,777,879
Fund administration	4,467,467
Registration	484,767
Directors’ fees	406,225
Reports to shareholders	383,339
Professional	114,625
Custody	113,315
Other	137,568
Gross expenses	76,537,176
Expense reductions (See Note 9)	(9,385)
Fees waived and expenses reimbursed (See Note 3)	(113,315)
Net expenses	76,414,476
Net investment income	374,057,530
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	582,427,285
Net realized gain (loss) on investments in affiliated issuers	3,183,171
Net realized gain (loss) on futures contracts	165,667,838
Net realized gain (loss) on forward foreign currency exchange contracts	41,695
Net realized gain (loss) on swap contracts	(15,457,966)
Net realized gain (loss) on foreign currency related transactions	(2,444,598)
Net change in unrealized appreciation/depreciation on investments	(442,333,074)
Net change in unrealized appreciation/depreciation on investments in affiliated issuers	10,827,460
Net change in unrealized appreciation/depreciation on futures contracts	(16,038,826)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	16,090,593
Net change in unrealized appreciation/depreciation on swap contracts	1,096,792
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(151,082)
Net change in unrealized appreciation/depreciation on unfunded commitments	29,955
Net realized and unrealized gain (loss)	302,939,243
Net Increase in Net Assets Resulting From Operations	$676,996,773

See Notes to Financial Statements.	55

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment income	$374,057,530	$643,566,576
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	733,417,425	(311,504,642)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(430,478,182)	1,032,002,360
Net increase in net assets resulting from operations	676,996,773	1,364,064,294
Distributions to shareholders:
Class A	(103,869,960)	(205,376,467)
Class C	(16,688,521)	(40,107,893)
Class F	(154,239,021)	(257,451,494)
Class F3	(63,063,283)	(103,182,409)
Class I	(37,214,245)	(62,022,180)
Class P	(215,661)	(536,264)
Class R2	(70,127)	(199,665)
Class R3	(3,775,655)	(7,457,428)
Class R4	(1,115,756)	(2,344,872)
Class R5	(455,170)	(858,625)
Class R6	(5,758,712)	(9,237,267)
Total distributions to shareholders	(386,466,111)	(688,774,564)
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	6,418,415,400	8,046,302,557
Reinvestment of distributions	344,361,408	610,268,377
Cost of shares reacquired	(2,344,373,380)	(5,516,859,033)
Net increase in net assets resulting from capital share transactions	4,418,403,428	3,139,711,901
Net increase in net assets	4,708,934,090	3,815,001,631
NET ASSETS:
Beginning of period	$20,301,133,099	$16,486,131,468
End of period	$25,010,067,189	$20,301,133,099

56	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class A
6/30/2021(c)	$8.41	$0.14	$ 0.11	$ 0.25	$(0.14)	$–	$(0.14)
12/31/2020	8.13	0.29	0.30	0.59	(0.31)	–	(0.31)
12/31/2019	7.47	0.31	0.68	0.99	(0.33)	–	(0.33)
12/31/2018	8.25	0.33	(0.63)	(0.30)	(0.36)	(0.12)	(0.48)
12/31/2017	7.93	0.33	0.39	0.72	(0.35)	(0.05)	(0.40)
12/31/2016	7.40	0.35	0.54	0.89	(0.36)	–	(0.36)
Class C
6/30/2021(c)	8.43	0.11	0.12	0.23	(0.12)	–	(0.12)
12/31/2020	8.16	0.24	0.29	0.53	(0.26)	–	(0.26)
12/31/2019	7.49	0.26	0.69	0.95	(0.28)	–	(0.28)
12/31/2018	8.27	0.28	(0.63)	(0.35)	(0.31)	(0.12)	(0.43)
12/31/2017	7.95	0.28	0.39	0.67	(0.30)	(0.05)	(0.35)
12/31/2016	7.42	0.30	0.55	0.85	(0.32)	–	(0.32)
Class F
6/30/2021(c)	8.40	0.14	0.11	0.25	(0.15)	–	(0.15)
12/31/2020	8.12	0.29	0.31	0.60	(0.32)	–	(0.32)
12/31/2019	7.46	0.32	0.67	0.99	(0.33)	–	(0.33)
12/31/2018	8.24	0.34	(0.64)	(0.30)	(0.36)	(0.12)	(0.48)
12/31/2017	7.92	0.34	0.39	0.73	(0.36)	(0.05)	(0.41)
12/31/2016	7.39	0.36	0.54	0.90	(0.37)	–	(0.37)
Class F3
6/30/2021(c)	8.37	0.15	0.11	0.26	(0.15)	–	(0.15)
12/31/2020	8.10	0.31	0.29	0.60	(0.33)	–	(0.33)
12/31/2019	7.43	0.33	0.69	1.02	(0.35)	–	(0.35)
12/31/2018	8.21	0.35	(0.63)	(0.28)	(0.38)	(0.12)	(0.50)
4/4/2017 to 12/31/2017(f)	8.01	0.25	0.27	0.52	(0.27)	(0.05)	(0.32)
Class I
6/30/2021(c)	8.36	0.15	0.11	0.26	(0.15)	–	(0.15)
12/31/2020	8.09	0.30	0.29	0.59	(0.32)	–	(0.32)
12/31/2019	7.43	0.32	0.68	1.00	(0.34)	–	(0.34)
12/31/2018	8.21	0.34	(0.63)	(0.29)	(0.37)	(0.12)	(0.49)
12/31/2017	7.89	0.35	0.38	0.73	(0.36)	(0.05)	(0.41)
12/31/2016	7.36	0.36	0.55	0.91	(0.38)	–	(0.38)
Class P
6/30/2021(c)	8.60	0.13	0.12	0.25	(0.14)	–	(0.14)
12/31/2020	8.32	0.28	0.30	0.58	(0.30)	–	(0.30)
12/31/2019	7.64	0.30	0.69	0.99	(0.31)	–	(0.31)
12/31/2018	8.44	0.31	(0.64)	(0.33)	(0.35)	(0.12)	(0.47)
12/31/2017	8.11	0.34	0.39	0.73	(0.35)	(0.05)	(0.40)
12/31/2016	7.57	0.35	0.56	0.91	(0.37)	–	(0.37)

58	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.52	3.03	(d)	0.75	(e)	0.75	(e)	3.29	(e)	$6,463,889	40	(d)
8.41	7.60		0.78		0.78		3.65		5,877,018	109
8.13	13.37		0.79		0.79		3.90		5,246,570	217
7.47	(3.79)		0.79		0.79		4.11		4,252,132	147
8.25	9.21		0.81		0.81		4.10		4,491,809	113
7.93	12.35		0.81		0.81		4.57		4,263,801	119

8.54	2.70	(d)	1.39	(e)	1.39	(e)	2.64	(e)	1,252,254	40	(d)
8.43	6.77		1.42		1.42		3.02		1,197,178	109
8.16	12.77		1.42		1.42		3.28		1,328,321	217
7.49	(4.38)		1.43		1.43		3.46		1,296,749	147
8.27	8.52		1.43		1.43		3.49		1,872,830	113
7.95	11.63		1.44		1.44		3.95		1,892,905	119

8.50	3.08	(d)	0.65	(e)	0.65	(e)	3.38	(e)	10,054,963	40	(d)
8.40	7.57		0.68		0.68		3.73		7,838,614	109
8.12	13.64		0.69		0.69		3.97		5,743,483	217
7.46	(3.83)		0.69		0.69		4.20		3,827,057	147
8.24	9.32		0.71		0.71		4.16		3,793,021	113
7.92	12.46		0.71		0.71		4.65		2,607,811	119

8.48	3.17	(d)	0.49	(e)	0.49	(e)	3.53	(e)	4,092,384	40	(d)
8.37	7.77		0.50		0.50		3.91		2,989,747	109
8.10	13.86		0.52		0.52		4.14		2,290,420	217
7.43	(3.57)		0.52		0.52		4.37		1,533,935	147
8.21	6.55	(d)	0.53	(e)	0.53	(e)	4.06	(e)	1,093,748	113	(d)

8.47	3.14	(d)	0.55	(e)	0.55	(e)	3.48	(e)	2,413,085	40	(d)
8.36	7.69		0.58		0.58		3.84		1,782,404	109
8.09	13.80		0.59		0.59		4.07		1,401,118	217
7.43	(3.77)		0.59		0.59		4.30		927,024	147
8.21	9.44		0.61		0.61		4.25		1,039,534	113
7.89	12.62		0.61		0.61		4.77		450,661	119

8.71	2.87	(d)	1.00	(e)	1.00	(e)	3.04	(e)	13,086	40	(d)
8.60	7.25		1.03		1.03		3.42		14,104	109
8.32	13.16		1.04		1.04		3.67		16,727	217
7.64	(4.00)		0.95		0.95		3.94		17,453	147
8.44	9.18		0.86		0.86		4.07		32,370	113
8.11	12.27		0.87		0.87		4.53		36,825	119

See Notes to Financial Statements.	59

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class R2
6/30/2021(c)	$8.41	$0.12	$ 0.12	$ 0.24	$(0.13)	$ –	$(0.13)
12/31/2020	8.13	0.26	0.30	0.56	(0.28)	–	(0.28)
12/31/2019	7.47	0.28	0.67	0.95	(0.29)	–	(0.29)
12/31/2018	8.25	0.30	(0.64)	(0.34)	(0.32)	(0.12)	(0.44)
12/31/2017	7.93	0.30	0.39	0.69	(0.32)	(0.05)	(0.37)
12/31/2016	7.40	0.31	0.55	0.86	(0.33)	–	(0.33)
Class R3
6/30/2021(c)	8.39	0.13	0.11	0.24	(0.13)	–	(0.13)
12/31/2020	8.12	0.27	0.29	0.56	(0.29)	–	(0.29)
12/31/2019	7.46	0.29	0.67	0.96	(0.30)	–	(0.30)
12/31/2018	8.24	0.30	(0.63)	(0.33)	(0.33)	(0.12)	(0.45)
12/31/2017	7.92	0.31	0.38	0.69	(0.32)	(0.05)	(0.37)
12/31/2016	7.39	0.32	0.55	0.87	(0.34)	–	(0.34)
Class R4
6/30/2021(c)	8.41	0.14	0.11	0.25	(0.14)	–	(0.14)
12/31/2020	8.14	0.29	0.29	0.58	(0.31)	–	(0.31)
12/31/2019	7.47	0.30	0.69	0.99	(0.32)	–	(0.32)
12/31/2018	8.25	0.33	(0.64)	(0.31)	(0.35)	(0.12)	(0.47)
12/31/2017	7.93	0.33	0.38	0.71	(0.34)	(0.05)	(0.39)
12/31/2016	7.40	0.34	0.55	0.89	(0.36)	–	(0.36)
Class R5
6/30/2021(c)	8.37	0.15	0.11	0.26	(0.15)	–	(0.15)
12/31/2020	8.10	0.30	0.29	0.59	(0.32)	–	(0.32)
12/31/2019	7.43	0.33	0.68	1.01	(0.34)	–	(0.34)
12/31/2018	8.21	0.34	(0.63)	(0.29)	(0.37)	(0.12)	(0.49)
12/31/2017	7.86	0.35	0.41	0.76	(0.36)	(0.05)	(0.41)
12/31/2016	7.36	0.21	0.67	0.88	(0.38)	–	(0.38)
Class R6
6/30/2021(c)	8.37	0.15	0.11	0.26	(0.15)	–	(0.15)
12/31/2020	8.09	0.31	0.30	0.61	(0.33)	–	(0.33)
12/31/2019	7.43	0.33	0.68	1.01	(0.35)	–	(0.35)
12/31/2018	8.21	0.35	(0.63)	(0.28)	(0.38)	(0.12)	(0.50)
12/31/2017	7.89	0.35	0.39	0.74	(0.37)	(0.05)	(0.42)
12/31/2016	7.37	0.37	0.53	0.90	(0.38)	–	(0.38)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on July 28, 2017.

60	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.52	2.83	(d)	1.15	(e)	1.15	(e)	2.88	(e)	$4,540	40	(d)
8.41	7.17		1.18		1.18		3.28		5,222	109
8.13	12.93		1.19		1.19		3.52		6,688	217
7.47	(4.17)		1.19		1.19		3.71		6,460	147
8.25	8.78		1.21		1.21		3.68		9,066	113
7.93	11.91		1.21		1.21		4.05		5,324	119

8.50	2.88	(d)	1.05	(e)	1.05	(e)	2.99	(e)	257,398	40	(d)
8.39	7.16		1.08		1.08		3.36		232,103	109
8.12	13.20		1.09		1.09		3.60		201,289	217
7.46	(4.21)		1.09		1.09		3.81		152,743	147
8.24	8.90		1.10		1.10		3.80		151,842	113
7.92	12.03		1.11		1.11		4.19		128,317	119

8.52	3.01	(d)	0.80	(e)	0.80	(e)	3.25	(e)	72,467	40	(d)
8.41	7.41		0.83		0.83		3.61		61,183	109
8.14	13.46		0.84		0.84		3.80		48,229	217
7.47	(3.83)		0.84		0.84		4.09		18,847	147
8.25	9.16		0.86		0.86		3.98		8,420	113
7.93	12.29		0.86		0.86		4.40		2,072	119

8.48	3.14	(d)	0.55	(e)	0.55	(e)	3.49	(e)	27,899	40	(d)
8.37	7.70		0.58		0.58		3.85		22,722	109
8.10	13.79		0.59		0.59		4.13		16,505	217
7.43	(3.63)		0.59		0.59		4.32		30,204	147
8.21	9.46		0.61		0.61		4.29		27,302	113
7.86	12.62		0.61		0.61		2.70		386	119

8.48	3.17	(d)	0.49	(e)	0.49	(e)	3.56	(e)	$358,102	40	(d)
8.37	7.91		0.50		0.50		3.92		280,839	109
8.09	13.73		0.52		0.52		4.16		186,784	217
7.43	(3.56)		0.52		0.52		4.39		116,094	147
8.21	9.54		0.52		0.52		4.31		69,028	113
7.89	12.56		0.53		0.53		4.83		15,346	119

See Notes to Financial Statements.	61

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask

Notes to Financial Statements (unaudited)(continued)

quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statement of Operations. Withholding taxes on foreign dividends and interest have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2017 through December 31, 2020. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

Notes to Financial Statements (unaudited)(continued)

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

Notes to Financial Statements (unaudited)(continued)

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Total Return Swaps–The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying

Notes to Financial Statements (unaudited)(continued)

security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to its counterparty.

(l)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(m)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(n)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the

Notes to Financial Statements (unaudited)(continued)

credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments, if any, on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2021, the Fund had the following unfunded loan commitments:

	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan	$1,492,586	$1,496,832	$1,492,586	$4,246
HighTower Holdings LLC 2021 Delayed Draw Term Loan	7,262,358	7,288,067	7,262,358	25,709
Total	$8,754,944	$8,784,899	$8,754,944	$29,955

(o)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2021 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Notes to Financial Statements (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2021, the effective management fee was at an annualized rate of .42% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $113,315 of fund administration fees during the six months ended June 30, 2021.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Rule 12b-1 fee the Fund pays on Class C shares is a blended rate based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2021:

Distributor Commissions	Dealers’ Concessions
$ 510,226	$ 3,125,868

Distributor received CDSCs of $92,953 and $57,123 for Class A and Class C shares, respectively, for the six months ended June 30, 2021.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2021 and fiscal year ended December 31, 2020 was as follows:

	Six Months Ended 6/30/2021 (unaudited)	Year Ended 12/31/2020
Distributions paid from:
Ordinary income	$386,466,111	$688,774,564
Total distributions paid	$386,466,111	$688,774,564

As of December 31, 2020, the Fund had a capital loss carryforward of $614,891,307, which will carry forward indefinitely.

As of June 30, 2021, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$23,681,389,419
Gross unrealized gain	1,441,602,785
Gross unrealized loss	(199,209,269)
Net unrealized security gain	$1,242,393,516

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2021 were as follows:

Non-U.S. Government Purchases	Non-U.S. Government Sales
$13,520,266,229	$8,925,695,873

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund engaged in cross-trade purchases of $4,458,657 and sales of $47,042,785 which resulted in net realized gains of $3,162,633.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2021 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2021 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the six months ended June 30, 2021 (as described in note 2(i)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of June 30, 2021, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Credit Default Swap Contracts(1)	–	–	$169,376
Forward Foreign Currency Exchange Contracts(2)	–	$11,964,635	–
Futures Contracts(3)	$5,664,122	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$8,673,741
Credit Default Swap Contracts(1)	–	–	$12,497,012
Forward Foreign Currency Exchange Contracts(5)		$193,167
Futures Contracts(3)	$6,923,360	–	–

(1)	Statement of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

(4)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(5)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the for the six months ended June 30, 2021, were as follows:

	Interest Rate Contracts	Forward Currency Contracts	Equity Contract	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	–	$(15,457,966)
Forward Foreign Currency Exchange Contracts(2)	–	$41,695	–	–
Futures Contracts(3)	$179,990,579	–	$(14,322,741)	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contract(4)	–	–	–	$1,096,792
Forward Foreign Currency Exchange Contracts(5)	–	$16,090,593	–	–
Futures Contracts(6)	$(16,038,826)	–	–	–
Average Number of Contracts/Notional Amounts
Credit Default Swap Contracts(7)	–	–	–	1,836,481,945
Forward Foreign Currency Exchange Contracts(8)	–	$395,642,957	–	–
Futures Contracts(7)	68,236	–	625	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2021.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents number of contracts.
(8)	Amount represents notional amounts in U.S. dollars.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$169,376	$–	$169,376
Forward Foreign Currency Exchange Contracts	11,964,635	–	11,964,635
Repurchase Agreements	263,971,136	–	263,971,136
Total	$276,105,147	$–	$276,105,147

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$212,574	$–	$–	$–	$212,574
Barclays Bank plc	2,380,198	–	–	–	2,380,198
Citibank	169,376	(169,376)	–	–
Fixed Income Clearing Corp.	263,971,136	–	–	(263,971,136)
J.P. Morgan Chase	270,889	–	(260,000)	–	10,889
Morgan Stanley	680,212	(680,212)	–	–	–
State Street Bank and Trust	8,420,762	–	(210,000)	(7,253,000)	957,762
Total	$276,105,147	$(849,588)	$(470,000)	$(271,224,136)	$3,561,423

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$12,497,012	$–	$12,497,012
Forward Foreign Currency Exchange Contracts	193,167	–	193,167
Total	$12,690,179	$–	$12,690,179

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$9,750,795	$(169,376)	$(9,560,000)	$–	$21,419
Morgan Stanley	2,939,384	(680,212)	(2,259,172)	–	–
Total	$12,690,179	$(849,588)	$(11,819,172)	$–	$21,419

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2021.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2021.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’

Notes to Financial Statements (unaudited)(continued)

fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the period ended June 30, 2021, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 5, 2021, the Participating Funds entered into a Syndicated Facility with various lenders for $1.275 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 30, 2021, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2021, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2021, the Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Average Loan	Average Interest Rate	Interest Income*
$ 28,205,000	0.54%	$ 413

*	Statement of Operation location: Interest paid from Interfund Lending.

Notes to Financial Statements (unaudited)(continued)

12.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with an affiliate issuer during the six months ended June 30, 2021:

Affiliated Issuer	Value at 12/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Net Change in Appreciation (Depreciation)	Value at 6/30/2021	Shares as of 6/30/2021	Dividend Income
Hawaiian Holdings Inc(a)	$32,674,501	$34,361,677	$(15,097,885)	$3,183,171	$10,827,460	$65,948,924	2,706,152	–

(a)	Not affiliated at the beginning of the period.

13.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

14.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2021, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received(1)
$ 49,661,725	$ 51,525,640

(1)	Statement of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

15.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market

Notes to Financial Statements (unaudited)(continued)

movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the LIBOR-based instruments in which the Fund invest cannot yet be determined. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior and/or subsequent to the end of 2021.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

Notes to Financial Statements (unaudited)(continued)

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and

Notes to Financial Statements (unaudited)(continued)

other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

16.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2021 (unaudited	)	Year Ended December 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	101,885,541	$862,663,460	157,828,188	$1,247,429,407
Converted from Class C*	6,059,894	51,287,408	27,104,298	215,045,790
Reinvestment of distributions	11,238,348	95,128,196	23,977,523	188,807,761
Shares reacquired	(59,321,219)	(502,221,519)	(154,975,281)	(1,201,109,809)
Increase	59,862,564	$506,857,545	53,934,728	$450,173,149

Class C Shares
Shares sold	21,219,690	$180,119,831	37,621,637	$299,231,798
Reinvestment of distributions	1,783,501	15,132,233	4,567,428	35,936,774
Shares reacquired	(12,344,065)	(104,772,486)	(36,038,524)	(280,575,914)
Converted to Class A*	(6,044,544)	(51,287,408)	(27,009,701)	(215,045,790)
Increase (decrease)	4,614,582	$39,192,170	(20,859,160)	$(160,453,132)

Class F Shares
Shares sold	380,656,490	$3,218,101,397	552,538,189	$4,318,157,677
Reinvestment of distributions	14,678,263	124,042,147	26,035,953	205,019,920
Shares reacquired	(146,723,065)	(1,239,551,130)	(352,095,601)	(2,712,535,592)
Increase	248,611,688	$2,102,592,414	226,478,541	$1,810,642,005

Class F3 Shares
Shares sold	141,238,000	$1,190,099,374	126,591,883	$999,521,576
Reinvestment of distributions	7,497,587	63,176,435	13,162,579	103,289,531
Shares reacquired	(23,261,421)	(195,970,510)	(65,428,154)	(502,039,709)
Increase	125,474,166	$1,057,305,299	74,326,308	$600,771,398

Class I Shares
Shares sold	93,990,775	$791,393,189	118,039,562	$916,994,059
Reinvestment of distributions	4,377,668	36,851,939	7,546,014	59,201,144
Shares reacquired	(26,661,647)	(224,389,201)	(85,647,931)	(656,056,441)
Increase	71,706,796	$603,855,927	39,937,645	$320,138,762

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2021 (unaudited	)	Year Ended December 31, 2020
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	78,410	$679,931	196,791	$1,597,987
Reinvestment of distributions	24,774	214,430	66,369	533,363
Shares reacquired	(241,155)	(2,094,372)	(633,738)	(5,060,755)
Decrease	(137,971)	$(1,200,011)	(370,578)	$(2,929,405)

Class R2 Shares
Shares sold	108,242	$917,152	275,486	$2,139,183
Reinvestment of distributions	7,363	62,317	19,221	151,092
Shares reacquired	(203,686)	(1,723,858)	(495,836)	(3,930,282)
Decrease	(88,081)	$(744,389)	(201,129)	$(1,640,007)

Class R3 Shares
Shares sold	4,464,460	$37,698,800	6,611,968	$52,550,660
Reinvestment of distributions	446,395	3,771,927	948,942	7,452,905
Shares reacquired	(2,294,808)	(19,383,325)	(4,698,977)	(36,107,907)
Increase	2,616,047	$22,087,402	2,861,933	$23,895,658

Class R4 Shares
Shares sold	2,468,850	$20,901,710	5,324,778	$42,217,803
Reinvestment of distributions	96,799	819,354	197,209	1,551,816
Shares reacquired	(1,335,323)	(11,309,140)	(4,174,784)	(33,204,398)
Increase	1,230,326	$10,411,924	1,347,203	$10,565,221

Class R5 Shares
Shares sold	737,762	$6,212,588	1,533,274	$12,080,926
Reinvestment of distributions	52,717	444,246	106,943	838,962
Shares reacquired	(215,105)	(1,814,178)	(964,294)	(7,618,343)
Increase	575,374	$4,842,656	675,923	$5,301,545

Class R6 Shares
Shares sold	13,003,880	$109,627,968	19,643,874	$154,381,481
Reinvestment of distributions	559,965	4,718,184	953,284	7,485,109
Shares reacquired	(4,884,328)	(41,143,661)	(10,110,583)	(78,619,883)
Increase	8,679,517	$73,202,491	10,486,575	$83,246,707

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Prior to June 30, 2020, conversion occurred following the tenth anniversary of the day on which the purchase was accepted.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the June 2-3, 2021 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period March 1, 2020 through March 31, 2021. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	LABD-3 (08/21)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 24, 2021

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer

Date: August 24, 2021